UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant's telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2020

Date of reporting period: February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon FUNDS

2020 SEMI-ANNUAL REPORT

February 29, 2020

THE LONDON COMPANY INCOME EQUITY FUND

ZEBRA SMALL CAP EQUITY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links" and then ''Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

THE LONDON COMPANY INCOME EQUITY FUND

Investing in small- and medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

ZEBRA SMALL CAP EQUITY FUND

Investing in small-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. At times, certain securities may have limited marketability and may be difficult to sell. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 29, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

During this reporting period, news reports highlighted multiple disruptive headwinds in the global economy; among them the U.S. trade war with China and its toll on the global economy, Brexit, disruptions in the Middle East and protests in Hong Kong. And although the headlines seemed to be just starting during the period addressed in this report, it’s now undeniable that the global spread of the COVID-19 virus is having an overwhelming effect on the world’s markets and economies, the full impact of which is unknown at this time.

As Peter L. Bernstein said in his treatise on risk, Against the Gods: The Remarkable Story of Risk, published by John Wiley & Sons, Inc. in September 1998, “Volatility is a proxy for uncertainty and must be accommodated in measuring investment risk.”

During times of economic uncertainty and market volatility, fear of loss can be a powerful emotion – one that drives many investors to making short-term decisions subject to a variety of potential error-leading biases. Unfortunately, some short-term investment decisions may create more volatility rather than mitigate it.

Instead of dwelling on the markets’ short-term reaction to waves of negative global news, we encourage investors to focus on the horizon instead. Long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should keep in mind the three Ds: direction, discipline and diversification.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

1

President’s Message

Our management approach is more than a concept; it’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards while mitigating volatility and risk.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

2

American Beacon The London Company Income Equity FundSM

Performance Overview

February 29, 2020 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned -2.07% for the six months ended February 29, 2020. The Fund underperformed the Russell 1000 Value Index (the “Index”) return of -1.69% for the same period.

Total Returns for the Period ended February 29, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 5/29/2012
R5 Class (1,2,4)	ABCIX	(1.90)%	2.29%	6.13%	5.98%	10.60%
Y Class (1,2,4)	ABCYX	(1.95)%	2.18%	6.05%	5.91%	10.52%
Investor Class (1,2,4)	ABCVX	(2.07)%	1.96%	5.76%	5.64%	10.24%
A Class with sales Charge (1,2,4)	ABCAX	(7.69)%	(3.92)%	3.72%	4.37%	9.33%
A Class without sales charge (1,2,4)	ABCAX	(2.07)%	1.95%	5.78%	5.61%	10.17%
C Class with sales charge (1,2,4)	ABECX	(3.41)%	0.25%	4.97%	4.83%	9.35%
C Class without sales charge (1,2,4)	ABECX	(2.41)%	1.25%	4.97%	4.83%	9.35%

Russell 1000® Value Index (3)		(1.69)%	0.54%	3.78%	5.51%	10.77%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800- 967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Effective February 28, 2020, the Institutional Class for all funds has been renamed R5 Class, and all references to Institutional Class have been deleted and replaced with R5 Class.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from 2012 through 2014, partially recovered in 2015 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and fully recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013. A portion of the fees charged to the Y, A and C Classes of the Fund was waived from 2012 through 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014.

3.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Value Index and Russell 1000 Index are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.73%, 0.80%, 1.06%, 1.05%, and 1.82%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to negative security selection while sector allocation was positive.

From a security selection standpoint, the Fund’s holdings in the Industrials, Financials and Health Care sectors detracted the most from relative performance. In the Industrials sector, detractors included an out-of-index position in United Parcel Service, Inc. (down 22.3%) and Delta Air Lines, Inc. (down 19.1%). In the Financials sector, Cincinnati Financial Corp. (down 16.9%) and an absence from index-position JPMorgan Chase & Co. (up 7.2%) detracted from relative performance. In the Health Care sector, Merck & Co., Inc. (down 10.3%) was the main detractor. The aforementioned negative performance was somewhat offset by security selection in the Information Technology and Energy sectors. Positive contributors in the Information Technology sector included out-of-index positions in Apple, Inc. (up 32.7%) and Microsoft Corp. (up 18.2%), and an absence from index-position Exxon Mobil Corp. (down 22.9%) in the Energy sector.

3

American Beacon The London Company Income Equity FundSM

Performance Overview

February 29, 2020 (Unaudited)

From a sector allocation perspective, the Fund’s large overweight in the Information technology sector (up 8.6%) and underweight in the Energy sector (down 17.1%) contributed positively to the Fund’s relative performance. Conversely, an overweight to the Consumer Discretionary sector (down 5.6%) and an underweight to the Health Care sector (up 3.4%) somewhat detracted.

Top Ten Holdings (% Net Assets)
Apple, Inc.		6.1
Berkshire Hathaway, Inc., Class B		4.3
Microsoft Corp.		3.8
Intel Corp.		3.7
Norfolk Southern Corp.		3.7
Crown Castle International Corp.		3.6
Dominion Energy, Inc.		3.6
Fastenal Co.		3.6
Merck & Co., Inc.		3.6
BlackRock, Inc.		3.5

Total Fund Holdings	32

Sector Allocation (% Equities)
Information Technology		24.1
Financials		15.6
Industrials		13.2
Health Care		10.6
Consumer Staples		10.6
Consumer Discretionary		9.0
Real Estate		3.7
Utilities		3.7
Energy		3.5
Materials		3.3
Communication Services		2.7

4

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 29, 2020 (Unaudited)

The Investor Class of the American Beacon Zebra Small Cap Equity Fund (the “Fund”) returned -4.20% for the six-month period ended February 29, 2020. The Fund underperformed the Russell 2000® Index (the “Index”) return of -0.52%.

Total Returns for the Period ended February 29, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 6/1/2010
R5 Class (1,3,5)	AZSIX	(3.98)%	(11.79)%	1.31%	4.69%	10.20%
Y Class (1,3,5)	AZSYX	(4.02)%	(11.89)%	1.21%	4.59%	10.09%
Investor Class (1,3,5)	AZSPX	(4.20)%	(12.21)%	0.91%	4.29%	9.78%
A Class with sales Charge (1,3,5)	AZSAX	(9.70)%	(17.25)%	(1.06)%	3.06%	9.06%
A Class without sales charge (1,3,5)	AZSAX	(4.17)%	(12.17)%	0.90%	4.28%	9.73%
C Class with sales charge (1,2,3,5)	AZSCX	(5.54)%	(13.90)%	0.14%	3.49%	8.91%
C Class without sales charge (1,2,3,5)	AZSCX	(4.54)%	(12.90)%	0.14%	3.49%	8.91%

Russell 2000® Index (4)		(0.52)%	(4.92)%	3.52%	5.12%	10.44%
Russell 2000® Value Index (4)		(2.58)%	(9.29)%	(0.83)%	3.61%	8.63%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. Effective February 28, 2020, the Institutional Class for all funds has been renamed R5 Class, and all references to Institutional Class have been deleted and replaced with R5 Class.

2.

Fund performance represents the total returns achieved by the Investor Class from 6/1/10 up to 9/1/10, the inception date of the C Class, and the returns of the C Class since its inception. Expenses of the C Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the C Class been in existence since 6/1/10. The maximum contingent deferred sales charge is 1.00% for shares redeemed within one year of the date of purchase.

3.	A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

4.

The Russell 2000® Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors. The Russell 2000® Value Index is an unmanaged index of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 and Russell 2000 Value Indexes are registered trademarks of Frank Russell Company. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data, and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A and C Class shares were 1.22%, 1.24%, 1.50%, 1.53% and 2.29%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index primarily due to stock selection. Sector allocation was slightly positive during this period.

From a stock selection standpoint, the Fund’s investments in the Health Care and Real Estate sectors detracted from relative performance. An absence from index-position Teladoc Health, Inc. (up 115.9%) and a position in Orthofix Medical, Inc. (down 33.0%) were the largest detractors in the Health Care sector. Ryman Hospitality Properties, Inc. (down 10.3%), Alexander’s, Inc. (down 15.3%) and PS Business Parks, Inc. (down 2.6%) detracted from relative performance in the Real Estate sector. The aforementioned underperformance was slightly offset by stock selection in the Information Technology sector. Positive contributors in the Information Technology sector included AVX Corp. (up 50.6%) and Anixter International, Inc. (up 36.2%).

5

American Beacon Zebra Small Cap Equity FundSM

Performance Overview

February 29, 2020 (Unaudited)

From a sector allocation perspective, the Fund’s underweight positions to the Energy and Utilities sectors (down 27.6% and 7.5%, respectively) contributed positively to relative performance. A partial offset to this performance was an overweight to the Financials sector (down 3.6%).

The sub-advisor continues to focus on uncovering opportunities by investing in a portfolio of securities that are generally less popular with investors but nevertheless have strong fundamental characteristics. At the same time, the portfolio will be underweight stocks that are heavily followed but have weak fundamentals. The sub-advisor believes that when these quality companies are recognized by investors, trading volumes are likely to increase and stock prices are likely to rise.

Top Ten Holdings (% Net Assets)
National General Holdings Corp.		1.6
Cohen & Steers, Inc.		1.5
Insight Enterprises, Inc.		1.2
Ryman Hospitality Properties, Inc.		1.2
Steven Madden Ltd.		1.2
Denny’s Corp.		1.1
Innospec, Inc.		1.1
Kennedy-Wilson Holdings, Inc.		1.1
Otter Tail Corp.		1.1
Universal Forest Products, Inc.		1.0

Total Fund Holdings	267

Sector Allocation (% Equities)
Financials		21.1
Health Care		18.4
Industrials		15.9
Information Technology		13.2
Consumer Discretionary		10.8
Real Estate		7.9
Materials		3.9
Communication Services		2.7
Utilities		2.4
Consumer Staples		2.3
Energy		1.4

6

American Beacon FundsSM

Expense Examples

February 29, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2019 through February 29, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

7

American Beacon FundsSM

Expense Examples

February 29, 2020 (Unaudited)

American Beacon The London Company Income Equity Fund

	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period 9/1/2019-2/29/2020*
R5 Class**
Actual	$1,000.00	$981.00	$3.60
Hypothetical***	$1,000.00	$1,021.23	$3.67
Y Class
Actual	$1,000.00	$980.50	$3.94
Hypothetical***	$1,000.00	$1,020.89	$4.02
Investor Class
Actual	$1,000.00	$979.30	$5.22
Hypothetical***	$1,000.00	$1,019.59	$5.32
A Class
Actual	$1,000.00	$979.30	$5.07
Hypothetical***	$1,000.00	$1,019.74	$5.17
C Class
Actual	$1,000.00	$975.40	$8.84
Hypothetical***	$1,000.00	$1,015.91	$9.02

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.73%, 0.80%, 1.06%, 1.03%, and 1.80% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon Zebra Small Cap Equity Fund

	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period 9/1/2019-2/29/2020*
R5 Class**
Actual	$1,000.00	$959.50	$4.34
Hypothetical***	$1,000.00	$1,020.44	$4.47
Y Class
Actual	$1,000.00	$959.80	$4.82
Hypothetical***	$1,000.00	$1,019.94	$4.97
Investor Class
Actual	$1,000.00	$958.00	$6.18
Hypothetical***	$1,000.00	$1,018.55	$6.37
A Class
Actual	$1,000.00	$958.30	$6.28
Hypothetical***	$1,000.00	$1,018.45	$6.47
C Class
Actual	$1,000.00	$954.60	$9.91
Hypothetical***	$1,000.00	$1,014.72	$10.22

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.89%, 0.99%, 1.27%, 1.29%, and 2.04% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

8

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.14%

Communication Services - 2.56%

Diversified Telecommunication Services - 2.56%
Verizon Communications, Inc.	499,199	$27,036,618

Consumer Discretionary - 8.54%

Hotels, Restaurants & Leisure - 2.67%
Carnival Corp.	844,600	28,260,316

Multiline Retail - 2.45%
Target Corp.	251,490	25,903,470

Specialty Retail - 3.42%
Lowe’s Cos., Inc.	338,596	36,084,176

Total Consumer Discretionary		90,247,962

Consumer Staples - 10.06%

Beverages - 5.06%
Coca-Cola Co.	386,647	20,681,748
Diageo PLC, Sponsored ADRA	231,060	32,789,724

		53,471,472

Food Products - 2.26%
Nestle S.A., Sponsored ADR	232,270	23,902,906

Tobacco - 2.74%
Altria Group, Inc.	426,861	17,232,379
Philip Morris International, Inc.	143,360	11,736,883

		28,969,262

Total Consumer Staples		106,343,640

Energy - 3.32%

Oil, Gas & Consumable Fuels - 3.32%
Chevron Corp.	198,844	18,560,099
Kinder Morgan, Inc.	863,125	16,546,106

		35,106,205

Total Energy		35,106,205

Financials - 14.84%

Banks - 3.19%
Wells Fargo & Co.	825,393	33,717,304

Capital Markets - 4.79%
BlackRock, Inc.	80,512	37,277,861
Franklin Resources, Inc.	613,840	13,357,159

		50,635,020

Diversified Financial Services - 4.34%
Berkshire Hathaway, Inc., Class BB	222,141	45,836,574

Insurance - 2.52%
Cincinnati Financial Corp.	286,343	26,698,621

Total Financials		156,887,519

See accompanying notes

9

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.14% (continued)

Health Care - 10.06%

Pharmaceuticals - 10.06%
Johnson & Johnson	262,022	$35,236,719
Merck & Co., Inc.	496,583	38,018,394
Pfizer, Inc.	990,976	33,118,418

		106,373,531

Total Health Care		106,373,531

Industrials - 12.54%

Air Freight & Logistics - 2.48%
United Parcel Service, Inc., Class B	290,061	26,247,620

Airlines - 2.70%
Delta Air Lines, Inc.	618,070	28,511,569

Road & Rail - 3.74%
Norfolk Southern Corp.	216,740	39,522,539

Trading Companies & Distributors - 3.62%
Fastenal Co.	1,116,630	38,211,079

Total Industrials		132,492,807

Information Technology - 22.96%

Communications Equipment - 3.17%
Cisco Systems, Inc.	838,950	33,499,273

IT Services - 2.72%
Paychex, Inc.	371,021	28,746,707

Semiconductors & Semiconductor Equipment - 7.16%
Intel Corp.	702,931	39,026,729
Texas Instruments, Inc.	321,170	36,658,344

		75,685,073

Software - 3.78%
Microsoft Corp.	246,588	39,949,722

Technology Hardware, Storage & Peripherals - 6.13%
Apple, Inc.	237,072	64,806,002

Total Information Technology		242,686,777

Materials - 3.11%

Chemicals - 3.11%
Air Products & Chemicals, Inc.	149,821	32,902,190

Real Estate - 3.59%

Equity Real Estate Investment Trusts (REITs) - 3.59%
Crown Castle International Corp.	264,700	37,928,863

Utilities - 3.56%

Multi-Utilities - 3.56%
Dominion Energy, Inc.	481,608	37,652,113

Total Common Stocks (Cost $823,670,879)		1,005,658,225

See accompanying notes

10

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 95.14% (continued)

SHORT-TERM INVESTMENTS - 4.08% (Cost $43,119,203)

Investment Companies - 4.08%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.49%C D	43,119,203	$43,119,203

TOTAL INVESTMENTS - 99.22% (Cost $866,790,082)		1,048,777,428
OTHER ASSETS, NET OF LIABILITIES - 0.78%		8,229,848

TOTAL NET ASSETS - 100.00%		$1,057,007,276

Percentages are stated as a percent of net assets.

A All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at February 29, 2020 (Note 8).

B Non-income producing security.

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on February 29, 2020:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	290	March 2020	$47,058,335	$42,790,950	$(4,267,385)

			$47,058,335	$42,790,950	$(4,267,385)

Index Abbreviations:
S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 29, 2020, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,005,658,225	$-	$-	$1,005,658,225
Short-Term Investments	43,119,203	-	-	43,119,203

Total Investments in Securities – Assets	$1,048,777,428	$-	$-	$1,048,777,428

Financial Derivative Instruments – Liabilities
Futures Contracts	$(4,267,385)	$-	$-	$(4,267,385)

Total Financial Derivative Instruments – Liabilities	$(4,267,385)	$-	$-	$(4,267,385)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 29, 2020, there were no transfers into or out of Level 3.

See accompanying notes

11

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.48%

Communication Services - 2.60%

Interactive Media & Services - 0.23%
DHI Group, Inc.A	58,552	$133,498
TravelzooA	4,565	37,342

		170,840

Media - 2.37%
Emerald Holding, Inc.	31,590	216,707
MSG Networks, Inc., Class AA B	50,182	634,300
Saga Communications, Inc., Class A	2,393	68,871
Scholastic Corp.	10,207	327,543
Tribune Publishing Co.	19,163	219,800
WideOpenWest, Inc.A	48,887	307,499

		1,774,720

Total Communication Services		1,945,560

Consumer Discretionary - 10.65%

Auto Components - 2.27%
Dorman Products, Inc.A	11,379	690,023
Fox Factory Holding Corp.A	2,355	149,307
Gentherm, Inc.A	3,954	161,244
Modine Manufacturing Co.A	32,848	245,046
Standard Motor Products, Inc.	10,252	451,088

		1,696,708

Distributors - 0.44%
Core-Mark Holding Co., Inc.	9,256	212,981
Weyco Group, Inc.	5,329	116,918

		329,899

Diversified Consumer Services - 1.00%
American Public Education, Inc.A	13,196	293,743
Collectors Universe, Inc.	2,261	52,014
Perdoceo Education Corp.A	26,951	402,379

		748,136

Hotels, Restaurants & Leisure - 1.79%
Bluegreen Vacations Corp.B	24,747	192,037
Denny’s Corp.A	46,007	800,982
Monarch Casino & Resort, Inc.A	3,556	168,127
Nathan’s Famous, Inc.	1,112	66,164
RCI Hospitality Holdings, Inc.	5,488	110,583

		1,337,893

Household Durables - 1.03%
Bassett Furniture Industries, Inc.	4,749	46,873
Green Brick Partners, Inc.A	32,059	350,725
Hamilton Beach Brands Holding Co., Class A	9,711	112,648
Hooker Furniture Corp.	13,704	257,772

		768,018

Leisure Products - 1.51%
Acushnet Holdings Corp.	16,698	424,964
Clarus Corp.	13,956	161,331
Escalade, Inc.	5,781	49,081
Johnson Outdoors, Inc., Class A	4,741	295,886
Marine Products Corp.	15,574	195,921

		1,127,183

See accompanying notes

12

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.48% (continued)

Consumer Discretionary - 10.65% (continued)

Specialty Retail - 1.08%
Citi Trends, Inc.	10,379	$205,193
Sally Beauty Holdings, Inc.A	28,274	351,728
Sportsman’s Warehouse Holdings, Inc.A	41,511	249,066

		805,987

Textiles, Apparel & Luxury Goods - 1.53%
Rocky Brands, Inc.	7,391	179,971
Steven Madden Ltd.	26,643	871,226
Superior Group of Cos., Inc.	7,896	94,910

		1,146,107

Total Consumer Discretionary		7,959,931

Consumer Staples - 2.27%

Food & Staples Retailing - 1.45%
Ingles Markets, Inc., Class A	9,029	322,967
Natural Grocers by Vitamin Cottage, Inc.	9,216	63,591
Village Super Market, Inc., Class A	9,112	187,252
Weis Markets, Inc.	13,629	507,680

		1,081,490

Food Products - 0.07%
Bridgford Foods Corp.A	3,026	52,894

Household Products - 0.07%
Oil-Dri Corp. of America	1,671	50,849

Personal Products - 0.68%
Inter Parfums, Inc.	8,487	509,729

Total Consumer Staples		1,694,962

Energy - 1.40%

Energy Equipment & Services - 0.32%
Matrix Service Co.A	11,246	135,852
Smart Sand, Inc.A B	63,582	103,638

		239,490

Oil, Gas & Consumable Fuels - 1.08%
CVR Energy, Inc.	10,764	305,913
Falcon Minerals Corp.	22,486	89,832
Hallador Energy Co.	76,262	98,378
NACCO Industries, Inc., Class A	2,899	119,497
Panhandle Oil and Gas, Inc., Class A	16,771	111,527
PrimeEnergy Resources Corp.A	601	78,731

		803,878

Total Energy		1,043,368

Financials - 20.74%

Banks - 12.42%
1st Constitution Bancorp	7,811	143,098
Bank of Commerce Holdings	34,569	361,419
BCB Bancorp, Inc.	38,518	436,794
Byline Bancorp, Inc.	19,426	339,955
C&F Financial Corp.	1,763	80,216
Capital Bancorp, Inc.A	8,595	118,955

See accompanying notes

13

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.48% (continued)

Financials - 20.74% (continued)

Banks - 12.42% (continued)
Central Valley Community Bancorp	10,014	$172,241
Civista Bancshares, Inc.	5,789	110,801
CNB Financial Corp.	6,638	166,415
Codorus Valley Bancorp, Inc.	4,818	99,251
Colony Bankcorp, Inc.	4,329	64,372
Community Trust Bancorp, Inc.	11,399	440,913
Enterprise Bancorp, Inc.	5,720	157,128
Evans Bancorp, Inc.	2,150	84,430
Farmers National Banc Corp.	19,018	285,841
First Business Financial Services, Inc.	9,247	221,928
First Mid Bancshares, Inc.	9,643	271,643
Great Southern Bancorp, Inc.	4,441	227,868
LCNB Corp.	14,565	230,564
Macatawa Bank Corp.	51,497	496,431
Mackinac Financial Corp.	5,215	72,958
Midland States Bancorp, Inc.	17,733	422,400
Northeast BankA	4,325	76,985
Northrim BanCorp, Inc.	4,007	140,045
Oak Valley BancorpB	4,541	75,789
Old Second Bancorp, Inc.	36,361	386,881
Parke Bancorp, Inc.	9,354	173,040
PCB Bancorp	38,277	511,763
People’s Utah Bancorp	9,675	231,910
Peoples Bancorp of North Carolina, Inc.	2,824	71,814
Peoples Bancorp, Inc.	22,088	630,612
Premier Financial Bancorp, Inc.	7,215	120,130
RBB Bancorp	14,762	249,035
Republic Bancorp, Inc., Class A	10,185	364,012
Sierra Bancorp	6,857	163,334
Summit Financial Group, Inc.	6,391	140,091
TriCo Bancshares	15,960	539,767
United Security Bancshares	35,320	305,871
Unity Bancorp, Inc.	5,604	95,997

		9,282,697

Capital Markets - 3.53%
B. Riley Financial, Inc.	12,255	289,953
Blucora, Inc.A	15,598	271,405
Cohen & Steers, Inc.	17,868	1,119,430
Diamond Hill Investment Group, Inc.	1,944	246,363
Donnelley Financial Solutions, Inc.A	20,771	180,708
GAMCO Investors, Inc., Class A	24,500	381,220
Pzena Investment Management, Inc., Class A	12,588	82,200
Silvercrest Asset Management Group, Inc., Class A	6,111	70,643

		2,641,922

Consumer Finance - 0.47%
Enova International, Inc.A	18,394	353,533

Diversified Financial Services - 0.20%
Marlin Business Services Corp.	7,617	149,750

Insurance - 2.64%
Crawford & Co., Class A	41,794	310,947
Independence Holding Co.	5,354	198,687
National General Holdings Corp.	60,393	1,175,852
NI Holdings, Inc.A	20,551	290,180

		1,975,666

See accompanying notes

14

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.48% (continued)

Financials - 20.74% (continued)

Thrifts & Mortgage Finance - 1.48%
FS Bancorp, Inc.	3,081	$147,241
Home Bancorp, Inc.	4,285	141,705
MMA Capital Holdings, Inc.A	404	12,197
OP Bancorp	13,094	115,882
Riverview Bancorp, Inc.	37,402	241,243
Southern Missouri Bancorp, Inc.	4,201	137,877
Sterling Bancorp, Inc.	30,616	214,312
Timberland Bancorp, Inc.	4,094	95,185

		1,105,642

Total Financials		15,509,210

Health Care - 18.15%

Biotechnology - 3.85%
ACADIA Pharmaceuticals, Inc.A	2,605	111,338
Anika Therapeutics, Inc.A	4,080	170,381
Arena Pharmaceuticals, Inc.A	4,691	209,219
BioSpecifics Technologies Corp.A	2,837	156,574
CASI Pharmaceuticals, Inc.A B	42,471	75,174
Catalyst Pharmaceuticals, Inc.A	40,848	171,970
Celcuity, Inc.A	14,733	125,083
Denali Therapeutics, Inc.A B	9,577	189,337
Eagle Pharmaceuticals, Inc.A	3,137	143,988
Emergent BioSolutions, Inc.A	4,695	275,502
Enanta Pharmaceuticals, Inc.A	3,723	189,426
FibroGen, Inc.A	1,842	76,996
MediciNova, Inc.A B	6,049	25,406
Myriad Genetics, Inc.A	5,464	96,276
PDL BioPharma, Inc.A	65,734	223,495
Retrophin, Inc.A	13,971	216,481
Vericel Corp.A	10,251	158,275
XBiotech, Inc.A B	8,307	101,844
Xencor, Inc.A B	4,987	162,028

		2,878,793

Health Care Equipment & Supplies - 5.02%
Antares Pharma, Inc.A	66,825	207,157
Atrion Corp.	502	309,388
iRadimed Corp.A	4,204	99,803
LeMaitre Vascular, Inc.	5,641	160,768
Meridian Bioscience, Inc.	66,945	534,891
Natus Medical, Inc.A	7,799	209,637
Neogen Corp.A	8,784	533,628
Orthofix Medical, Inc.A	12,533	442,916
Quidel Corp.A	9,129	705,124
SeaSpine Holdings Corp.A	20,758	293,311
Surmodics, Inc.A	4,520	157,793
Utah Medical Products, Inc.	1,137	99,374

		3,753,790

Health Care Providers & Services - 4.52%
Apollo Medical Holdings, Inc.A B	15,237	266,190
CorVel Corp.A	4,512	311,057
Cross Country Healthcare, Inc.A	27,558	261,250
LHC Group, Inc.A	5,881	714,306
National HealthCare Corp.	5,395	400,363
National Research Corp., Class A	5,185	285,123

See accompanying notes

15

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.48% (continued)

Health Care - 18.15% (continued)

Health Care Providers & Services - 4.52% (continued)
Patterson Cos., Inc.	28,821	$685,652
RadNet, Inc.A	22,192	453,383

		3,377,324

Health Care Technology - 2.09%
Computer Programs & Systems, Inc.	14,271	382,177
HealthStream, Inc.A	21,886	532,268
NextGen Healthcare, Inc.A	27,854	364,330
Simulations Plus, Inc.	8,858	288,417

		1,567,192

Life Sciences Tools & Services - 0.34%
ChromaDex Corp.A B	25,216	93,047
Repligen Corp.A	1,861	159,302

		252,349

Pharmaceuticals - 2.33%
Corcept Therapeutics, Inc.A B	32,426	409,216
Phibro Animal Health Corp., Class A	14,323	361,656
SIGA Technologies, Inc.A B	122,957	614,170
Supernus Pharmaceuticals, Inc.A	19,846	357,029

		1,742,071

Total Health Care		13,571,519

Industrials - 15.65%

Airlines - 0.27%
SkyWest, Inc.	4,410	200,214

Building Products - 1.43%
CSW Industrials, Inc.	4,359	286,997
Universal Forest Products, Inc.	16,619	778,766

		1,065,763

Commercial Services & Supplies - 4.40%
CompX International, Inc.	3,006	41,543
Deluxe Corp.	16,244	540,925
Ennis, Inc.	23,963	481,656
Herman Miller, Inc.	17,286	591,873
HNI Corp.	13,670	448,786
Interface, Inc.	29,646	432,535
Kimball International, Inc., Class B	12,790	206,942
Matthews International Corp., Class A	13,110	387,532
VSE Corp.	5,488	161,622

		3,293,414

Construction & Engineering - 0.71%
IES Holdings, Inc.A	7,105	165,617
Primoris Services Corp.	19,062	361,797

		527,414

Industrial Conglomerates - 0.36%
Raven Industries, Inc.	9,299	266,974

See accompanying notes

16

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.48% (continued)

Industrials - 15.65% (continued)

Machinery - 3.25%
Columbus McKinnon Corp.	8,852	$275,208
Eastern Co.	2,676	68,158
Franklin Electric Co., Inc.	13,517	698,694
Gencor Industries, Inc.A	4,995	50,200
Gorman-Rupp Co.	7,116	227,641
Hurco Cos, Inc.	3,381	95,276
Miller Industries, Inc.	5,172	153,660
Omega Flex, Inc.	2,426	189,956
Park-Ohio Holdings Corp.	8,425	206,581
TriMas Corp.A	18,428	467,150

		2,432,524

Professional Services - 1.77%
Barrett Business Services, Inc.	696	41,690
BG Staffing, Inc.	2,401	37,024
Heidrick & Struggles International, Inc.	7,128	158,954
Kelly Services, Inc., Class A	23,348	387,810
Kforce, Inc.	8,790	267,743
Resources Connection, Inc.	14,014	175,596
TrueBlue, Inc.A	17,352	258,198

		1,327,015

Trading Companies & Distributors - 3.46%
Applied Industrial Technologies, Inc.	12,306	725,931
BMC Stock Holdings, Inc.A	21,023	515,694
DXP Enterprises, Inc.A	5,260	149,331
Lawson Products, Inc.A	2,106	84,240
Rush Enterprises, Inc., Class A	14,541	609,559
Systemax, Inc.	13,303	277,501
Transcat, Inc.A	2,204	63,674
Willis Lease Finance Corp.A	2,849	161,538

		2,587,468

Total Industrials		11,700,786

Information Technology - 13.03%

Communications Equipment - 0.54%
Clearfield, Inc.A	5,281	56,612
DASAN Zhone Solutions, Inc.A B	31,439	239,880
Digi International, Inc.A	6,016	79,652
TESSCO Technologies, Inc.	4,788	28,680

		404,824

Electronic Equipment, Instruments & Components - 4.43%
CTS Corp.	10,942	285,258
Daktronics, Inc.	30,960	152,323
ePlus, Inc.A	4,234	320,768
Insight Enterprises, Inc.A	16,483	908,049
Kimball Electronics, Inc.A	15,052	203,955
Novanta, Inc.A	2,297	204,915
PC Connection, Inc.	11,928	485,112
Sanmina Corp.A	7,476	196,544
ScanSource, Inc.A	13,933	396,115
Vishay Precision Group, Inc.A	5,845	160,562

		3,313,601

See accompanying notes

17

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.48% (continued)

Information Technology - 13.03% (continued)

IT Services - 4.83%
Brightcove, Inc.A	25,091	$195,208
CSG Systems International, Inc.	13,429	594,233
ExlService Holdings, Inc.A	4,525	337,791
Hackett Group, Inc.	21,566	332,116
Information Services Group, Inc.A	26,204	83,067
MAXIMUS, Inc.	9,794	617,218
NIC, Inc.	19,501	356,673
PRGX Global, Inc.A	9,631	34,768
Sykes Enterprises, Inc.A	15,871	502,793
TTEC Holdings, Inc.	14,885	557,146

		3,611,013

Semiconductors & Semiconductor Equipment - 1.68%
Diodes, Inc.A	16,472	724,933
FormFactor, Inc.A	21,258	475,541
GSI Technology, Inc.A	8,265	55,045

		1,255,519

Software - 1.47%
Agilysys, Inc.A	10,088	324,127
American Software, Inc., Class A	17,080	280,966
MajescoA	11,940	79,759
QAD, Inc., Class A	4,034	197,868
Rimini Street, Inc.A	46,022	212,622

		1,095,342

Technology Hardware, Storage & Peripherals - 0.08%
AstroNova, Inc.	5,687	61,761

Total Information Technology		9,742,060

Materials - 3.82%

Chemicals - 3.05%
AdvanSix, Inc.A	10,779	156,619
Chase Corp.	3,728	331,009
Hawkins, Inc.	4,352	155,584
Innospec, Inc.	9,484	820,745
Kronos Worldwide, Inc.	46,757	467,102
Tredegar Corp.	20,511	349,918

		2,280,977

Construction Materials - 0.20%
United States Lime & Minerals, Inc.	1,863	150,065

Containers & Packaging - 0.30%
Myers Industries, Inc.	5,031	68,270
UFP Technologies, Inc.A	3,096	152,726

		220,996

Metals & Mining - 0.27%
Schnitzer Steel Industries, Inc., Class A	12,429	204,830

Total Materials		2,856,868

See accompanying notes

18

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 98.48% (continued)

Real Estate - 7.78%

Equity Real Estate Investment Trusts (REITs) - 5.28%
Alexander’s, Inc.	1,503	$467,433
CIM Commercial Trust Corp.	10,697	150,186
CoreCivic, Inc.	24,691	365,674
GEO Group, Inc.	24,529	359,105
Getty Realty Corp.	27,423	777,168
NexPoint Residential Trust, Inc.	12,042	535,869
One Liberty Properties, Inc.	5,599	134,936
Ryman Hospitality Properties, Inc.	12,954	900,432
Saul Centers, Inc.	6,039	259,737

		3,950,540

Real Estate Management & Development - 2.50%
Consolidated-Tomoka Land Co.	1,961	112,777
Forestar Group, Inc.A	17,090	305,740
Kennedy-Wilson Holdings, Inc.	42,074	850,316
Marcus & Millichap, Inc.A	10,412	332,767
Newmark Group, Inc., Class A	23,400	223,470
Stratus Properties, Inc.A	1,489	42,675

		1,867,745

Total Real Estate		5,818,285

Utilities - 2.39%

Electric Utilities - 1.10%
Otter Tail Corp.	16,996	826,176

Gas Utilities - 0.09%
RGC Resources, Inc.	2,341	64,260

Independent Power & Renewable Electricity Producers - 0.36%
Atlantic Power Corp.A	118,011	267,885

Water Utilities - 0.84%
Artesian Resources Corp., Class A	5,558	190,806
Pure Cycle Corp.A	17,177	212,479
York Water Co.	5,272	222,953

		626,238

Total Utilities		1,784,559

Total Common Stocks (Cost $79,411,195)		73,627,108

SHORT-TERM INVESTMENTS - 2.43% (Cost $1,816,226)

Investment Companies - 2.43%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.49%C D	1,816,226	1,816,226

SECURITIES LENDING COLLATERAL - 0.77% (Cost $575,611)

Investment Companies - 0.77%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.49%C D	575,611	575,611

TOTAL INVESTMENTS - 101.68% (Cost $81,803,032)		76,018,945
LIABILITIES, NET OF OTHER ASSETS - (1.68%)		(1,255,479)

TOTAL NET ASSETS - 100.00%		$74,763,466

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S.Treasuries, at February 29, 2020 (Note 8).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

See accompanying notes

19

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

Long Futures Contracts Open on February 29, 2020:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	23	March 2020	$1,884,353	$1,696,135	$(188,218)

			$1,884,353	$1,696,135	$(188,218)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 29, 2020, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$73,627,108	$-	$-	$73,627,108
Short-Term Investments	1,816,226	-	-	1,816,226
Securities Lending Collateral	575,611	-	-	575,611

Total Investments in Securities - Assets	$76,018,945	$-	$-	$76,018,945

Financial Derivative Instruments - Liabilities
Futures Contracts	$(188,218)	$-	$-	$(188,218)

Total Financial Derivative Instruments - Liabilities	$(188,218)	$-	$-	$(188,218)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 29, 2020, there were no transfers into or out of Level 3.

See accompanying notes

20

American Beacon FundsSM

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Assets:
Investments in unaffiliated securities, at fair value†§	$1,005,658,225	$73,627,108
Investments in affiliated securities, at fair value‡	43,119,203	2,391,837
Cash	-	5,477
Dividends and interest receivable	3,810,677	84,774
Deposits with broker for futures contracts	4,015,705	171,242
Receivable for fund shares sold	6,183,766	398,288
Receivable for tax reclaims	110,114	-
Receivable for expense reimbursement (Note 2)	-	14,102
Prepaid expenses	64,292	29,989

Total assets	1,062,961,982	76,722,817

Liabilities:
Payable for fund shares redeemed	1,544,638	1,132,441
Management and sub-advisory fees payable (Note 2)	631,862	62,375
Service fees payable (Note 2)	134,852	6,727
Transfer agent fees payable (Note 2)	63,345	5,294
Payable upon return of securities loaned (Note 9)§	-	575,611
Custody and fund accounting fees payable	28,899	5,602
Professional fees payable	25,945	31,193
Trustee fees payable (Note 2)	7,195	411
Payable for prospectus and shareholder reports	16,169	1,264
Payable for variation margin from open futures contracts (Note 5)	3,489,797	138,137
Other liabilities	12,004	296

Total liabilities	5,954,706	1,959,351

Net assets	$1,057,007,276	$74,763,466

Analysis of net assets:
Paid-in-capital	$861,101,623	$81,881,353
Total distributable earnings (deficits)A	195,905,653	(7,117,887)

Net assets	$1,057,007,276	$74,763,466

Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB	11,983,946	1,577,559

Y Class	39,408,220	2,682,440

Investor Class	1,495,602	907,583

A Class	3,542,417	164,248

C Class	7,357,551	181,421

Net assets:
R5 ClassB	$199,857,692	$21,430,815

Y Class	$653,456,369	$36,683,933

Investor Class	$24,839,152	$12,153,701

A Class	$58,451,681	$2,203,486

C Class	$120,402,382	$2,291,531

Net asset value, offering and redemption price per share:
R5 ClassB	$16.68	$13.58

Y Class	$16.58	$13.68

Investor Class	$16.61	$13.39

A Class	$16.50	$13.42

A Class (offering price)	$17.51	$14.24

C Class	$16.36	$12.63

† Cost of investments in unaffiliated securities	$823,670,879	$79,411,195
‡ Cost of investments in affiliated securities	$43,119,203	$2,391,837
§ Fair value of securities on loan	$28,449,407	$2,010,682

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as Institutional Class.

See accompanying notes

21

American Beacon FundsSM

Statements of Operations

For the period ended February 29, 2020 (Unaudited)

	The London Company Income Equity Fund	Zebra Small Cap Equity Fund
Investment income:
Dividend income from unaffiliated securities	$16,127,895	$758,485
Dividend income from affiliated securities (Note 8)	397,115	12,698
Interest income	7,250	693
Income derived from securities lending (Note 9)	852	4,860

Total investment income	16,533,112	776,736

Expenses:
Management and sub-advisory fees (Note 2)	3,792,741	396,402
Transfer agent fees:
R5 Class (Note 2)A	29,676	4,001
Y Class (Note 2)	329,801	24,472
Investor Class	1,271	940
A Class	1,562	229
C Class	3,348	396
Custody and fund accounting fees	65,065	17,892
Professional fees	44,121	26,992
Registration fees and expenses	53,165	28,599
Service fees (Note 2):
Investor Class	44,956	30,526
A Class	23,344	671
C Class	57,085	1,351
Distribution fees (Note 2):
A Class	79,005	3,327
C Class	660,904	12,923
Prospectus and shareholder report expenses	26,094	5,120
Trustee fees (Note 2)	30,992	2,245
Other expenses	52,506	4,006

Total expenses	5,295,636	560,092

Net fees waived and expenses (reimbursed) / recouped (Note 2)	-	(96,178)

Net expenses	5,295,636	463,914

Net investment income	11,237,476	312,822

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	23,554,624	(98,943)
Futures contracts	4,761,826	60,024
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesC	(54,863,090)	(2,943,852)
Futures contracts	(4,686,687)	(170,679)

Net (loss) from investments	(31,233,327)	(3,153,450)

Net (decrease) in net assets resulting from operations	$(19,995,851)	$(2,840,628)

A Formerly known as Institutional Class.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

22

American Beacon FundsSM

Statements of Changes in Net Assets

	The London Company Income Equity Fund		Zebra Small Cap Equity Fund
	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$11,237,476	$19,583,835	$312,822	$529,705
Net realized gain (loss) from investments in unaffiliated securities, and futures contracts	28,316,450	64,773,149	(38,919)	(1,069,693)
Change in net unrealized (depreciation) of investments in unaffiliated securities, and futures contracts	(59,549,777)	(35,055,067)	(3,114,531)	(10,651,081)

Net increase (decrease) in net assets resulting from operations	(19,995,851)	49,301,917	(2,840,628)	(11,191,069)

Distributions to shareholders:
Net investment income:
Net realized gain from investments:
Total retained earnings:
R5 ClassA	(16,106,470)	(8,464,738)	(117,316)	(1,075,441)
Y Class	(51,076,615)	(21,511,810)	(222,655)	(3,866,854)
Investor Class	(1,804,832)	(857,390)	(55,339)	(847,910)
A Class	(4,446,165)	(1,935,522)	(8,941)	(345,372)
C Class	(8,947,082)	(3,493,331)	-	(277,583)

Net distributions to shareholders	(82,381,164)	(36,262,791)	(404,251)	(6,413,160)

Capital share transactions (Note 11):
Proceeds from sales of shares	135,886,390	287,772,196	17,030,416	53,661,919
Reinvestment of dividends and distributions	51,060,721	21,003,121	325,552	6,373,935
Cost of shares redeemed	(142,541,813)	(240,716,133)	(22,462,929)	(37,619,306)

Net increase (decrease) in net assets from capital share transactions	44,405,298	68,059,184	(5,106,961)	22,416,548

Net increase (decrease) in net assets	(57,971,717)	81,098,310	(8,351,840)	4,812,319

Net assets:
Beginning of period	1,114,978,993	1,033,880,683	83,115,306	78,302,987

End of period	$1,057,007,276	$1,114,978,993	$74,763,466	$83,115,306

A Formerly known as Institutional Class.

See accompanying notes

23

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 29, 2020, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended February 29, 2020, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital

24

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The London Company Income Equity Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Zebra Small Cap Equity Fund distributes most or all of its net earning and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular year.

Dividends to shareholders are determined in accordance with federal income tax regulation, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earning and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the

25

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

The London Company of Virginia, LLC

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

Zebra Capital Management, LLC

First $350 million	0.55%
Next $400 million	0.50%
Over $750 million	0.45%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 29, 2020 were as follows:

The London Company Income Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,017,460
Sub-Advisor Fees	0.31%	1,775,281

Total	0.66%	$3,792,741

26

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Zebra Small Cap Equity Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$155,692
Sub-Advisor Fees	0.55%	240,710

Total	0.90%	$396,402

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Funds, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee of 10% of such loan fees. Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statements of Operations. During the period ended February 29, 2020, the Manager received securities lending fees of $328 and $835 for the securities lending activities of The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Distributor for distribution assistance.

For all other share classes, the Funds have utilized a “defensive” distribution plan (the “Plan”) pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the use of management fees received by the Manager and/or the investment advisors hired by the Manager for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares from these fees.

Service Plans

The Investor, A and C Classes have each adopted a Service Plan (collectively, the “Plans”). The Plans authorize the payment to the Manager an annual fee up to 0.375% of the average daily net assets of the Investor Class, up to 0.25% of the average daily net assets of the A Class and up to 0.25% of the average daily net assets of the C Class. In addition, the Funds may reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries attributable to Y Class and R5 Class. The Manager or other approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of A Class, C Class, Y Class, R5 Class and Investor Class including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees will be payable monthly in arrears. The primary expenses expected to be incurred under the Plans are shareholder servicing, record keeping fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to

27

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 29, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$342,637
Zebra Small Cap Equity	26,119

As of February 29, 2020, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$53,781
Zebra Small Cap Equity	3,858

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 29, 2020, the Manager earned fees on the Funds’ direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$24,309	$–	$24,309
Zebra Small Cap Equity	742	288	1,030

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset

28

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 29, 2020, the Zebra Small Cap Equity Fund borrowed on average $500,397 for 6 days at an average interest rate of 2.19% with interest charges of $179. The interest charges are recorded as “Other expenses” in the Statement of Operations. During the period herein, The London Company Income Equity Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended February 29, 2020, the Manager waived and/or reimbursed expenses as follows:

	Class	Expense Cap	Reimbursed Expenses	(Recouped) Expenses	Expiration of Reimbursed Expenses
Fund		9/1/2019 - 2/29/2020
Zebra Small Cap Equity	R5*	0.89%	$27,891	$–	2022-2023
Zebra Small Cap Equity	Y	0.99%	45,679	–	2022-2023
Zebra Small Cap Equity	Investor	1.27%	18,804	–	2022-2023
Zebra Small Cap Equity	A	1.29%	1,473	–	2022-2023
Zebra Small Cap Equity	C	2.04%	2,331	–	2022-2023

*	Formerly Institutional Class

Of these amounts, $14,102 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at February 29, 2020 for the Zebra Small Cap Equity Fund.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The Funds did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Zebra Small Cap Equity	$–	$77,841	$66,187	2019-2020
Zebra Small Cap Equity	–	166,144	–	2020-2021
Zebra Small Cap Equity	–	190,897	–	2021-2022

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 29, 2020, there were no fees collected by RID for The London Company Income Equity Fund and Zebra Small Cap Equity Fund, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended February 29, 2020, there were no CDSC fees collected for the Class A Shares of The London Company Income Equity Fund and Zebra Small Cap Equity Fund.

29

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 29, 2020, CDSC fees of $2,728 and $75 were collected for the Class C Shares of The London Company Income Equity Fund and Zebra Small Cap Equity Fund, respectively.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Funds’ shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Funds’ shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

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American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

31

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Funds’ possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Funds may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Funds to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are

32

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended February 29, 2020, the Funds entered into futures contracts primarily for exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 29, 2020
The London Company Income Equity	364
Zebra Small Cap Equity	23

33

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

The London Company Income Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 29, 2020:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(4,267,385)	$(4,267,385)

The effect of financial derivative instruments on the Statements of Operations as of February 29, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$4,761,826	$4,761,826

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(4,686,687)	$(4,686,687)

Zebra Small Cap Equity Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 29, 2020:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(188,218)	$(188,218)

The effect of financial derivative instruments on the Statements of Operations as of February 29, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$60,024	$60,024

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(170,679)	$(170,679)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts

34

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 29, 2020.

The London Company Income Equity Fund

Offsetting of Financial and Derivative Assets as of February 29, 2020:

	Assets	Liabilities
Futures Contracts(1)	$-	$4,267,385

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$4,267,385

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(4,267,385)

Zebra Small Cap Equity Fund

Offsetting of Financial and Derivative Assets as of February 29, 2020:

	Assets	Liabilities
Futures Contracts(1)	$-	$188,218

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$188,218

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(188,218)

	Remaining Contractual Maturity of the Agreements As of August 31, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$575,611	$-	$-	$-	$575,611

Total Borrowings	$575,611	$-	$-	$-	$575,611

Gross amount of recognized liabilities for securities lending transactions					$575,611

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of a debt security, or the counterparty to a derivatives contract or a loan, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Funds’ securities, could affect the Funds’ performance.

Derivatives Risk

Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. A Fund may use derivatives to enhance total return of its portfolio, to hedge against fluctuations in interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks or as a substitute for the purchase or sale of the underlying currencies or securities. A Fund may also hold derivative instruments to obtain economic exposure to an issuer without directly holding its securities.

35

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If a sub-advisor incorrectly forecasts stock market values, or the direction of interest rates or currency exchange rates in utilizing a specific derivatives strategy for a Fund, a Fund could lose money. In addition, leverage embedded in a derivative instrument can expose a Fund to greater risk and increase its costs. Gains or losses in the value of a derivative instrument may be magnified and be much greater than the derivative’s original cost (generally the initial margin deposit).

Dividend Risk

A Fund’s focus on dividend-paying stocks could cause a Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, a Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by a Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by a Fund may have limited marketability or be subject to restrictions on sale, and may be difficult or impossible to purchase or sell at favorable times or prices. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, a Fund may be forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

36

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably based on overall economic conditions and other factors. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investment sentiment generally. Changes in the financial condition of a single issuer can impact a market as a whole. A rise in protectionist trade policies, risks associated with the United Kingdom’s vote to leave the European Union, the risk of a trade dispute between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds and ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities

37

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

As of February 29, 2020, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$867,214,280	$233,992,548	$(52,429,400)	$181,563,148
Zebra Small Cap Equity	82,566,292	3,953,945	(10,501,292)	(6,547,347)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2019, the Funds had the following post RIC Mod capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards
The London Company Income Equity	$–
Zebra Small Cap Equity	491,374

38

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended February 29, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$76,892,261	$(83,527,984)
Zebra Small Cap Equity	37,719,956	(41,392,134)

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 29, 2020 were as follows:

Fund	Type of Transaction	August 31, 2019 Shares/Fair Value	Purchases	Sales	February 29, 2020 Shares/Fair Value	Dividend Income
The London Company Income Equity	Direct	$64,835,851	$145,257,680	$166,974,328	$43,119,203	$397,115
Zebra Small Cap Equity	Direct	2,647,579	16,128,127	16,959,480	1,816,226	12,698
Zebra Small Cap Equity	Securities Lending	255,970	4,209,518	3,889,877	575,611	N/A

9.  Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedule of Investments and the collateral is shown on the Statements of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral

39

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 29, 2020, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$28,449,407	$–	$29,469,825	$29,469,825
Zebra Small Cap Equity	2,010,682	575,611	1,525,402	2,101,013

Cash collateral is listed on the Funds’ Schedules of Investments and is shown on the Statements of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statements of Operations.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments or Statements of Assets and Liabilities.

10.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 29, 2020, the Funds did not utilize this facility.

40

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 ClassA
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	1,025,134	$19,057,093	2,518,742	$43,633,426
Reinvestment of dividends	724,013	13,588,909	425,107	7,144,672
Shares redeemed	(2,723,220)	(50,588,166)	(3,237,855)	(57,349,793)

Net decrease in shares outstanding	(974,073)	$(17,942,164)	(294,006)	$(6,571,695)

	Y Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	5,061,052	$94,486,920	12,116,030	$211,185,262
Reinvestment of dividends	1,562,516	29,163,416	620,492	10,389,027
Shares redeemed	(3,929,600)	(73,360,419)	(7,753,635)	(135,683,233)

Net increase in shares outstanding	2,693,968	$50,289,917	4,982,887	$85,891,056

	Investor Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	201,154	$3,790,154	272,412	$4,809,718
Reinvestment of dividends	92,151	1,722,720	49,189	818,629
Shares redeemed	(171,841)	(3,176,264)	(516,690)	(8,965,908)

Net increase (decrease) in shares outstanding	121,464	$2,336,610	(195,089)	$(3,337,561)

	A Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	428,216	$8,001,189	809,388	$14,040,523
Reinvestment of dividends	147,922	2,747,656	71,296	1,182,853
Shares redeemed	(360,603)	(6,721,852)	(921,006)	(16,225,970)

Net increase (decrease) in shares outstanding	215,535	$4,026,993	(40,322)	$(1,002,594)

	C Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	570,687	$10,551,034	816,853	$14,103,267
Reinvestment of dividends	208,242	3,838,020	90,711	1,467,940
Shares redeemed	(469,991)	(8,695,112)	(1,292,308)	(22,491,229)

Net increase (decrease) in shares outstanding	308,938	$5,693,942	(384,744)	$(6,920,022)

	R5 ClassA
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	197,318	$3,000,720	1,321,850	$19,634,000
Reinvestment of dividends	2,813	45,232	83,251	1,074,766
Shares redeemed	(380,218)	(5,807,528)	(287,446)	(4,257,983)

Net increase (decrease) in shares outstanding	(180,087)	$(2,761,576)	1,117,655	$16,450,783

41

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

	Y Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	695,004	$10,775,359	1,628,097	$24,662,254
Reinvestment of dividends	13,365	216,372	294,871	3,836,268
Shares redeemed	(859,554)	(13,236,270)	(1,681,599)	(25,552,002)

Net increase (decrease) in shares outstanding	(151,185)	$(2,244,539)	241,369	$2,946,520

	Investor Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	160,716	$2,441,512	533,302	$7,962,838
Reinvestment of dividends	3,481	55,244	66,208	845,481
Shares redeemed	(146,689)	(2,223,960)	(282,635)	(4,283,203)

Net increase in shares outstanding	17,508	$272,796	316,875	$4,525,116

	A Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	20,921	$324,567	54,021	$852,036
Reinvestment of dividends	547	8,704	26,599	340,204
Shares redeemed	(48,930)	(750,725)	(167,805)	(2,534,363)

Net decrease in shares outstanding	(27,462)	$(417,454)	(87,185)	$(1,342,123)

	C Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Zebra Small Cap Equity Fund	Shares	Amount	Shares	Amount
Shares sold	33,645	$488,258	36,599	$550,791
Reinvestment of dividends	–	–	22,891	277,216
Shares redeemed	(31,337)	(444,446)	(70,825)	(991,755)

Net increase (decrease) in shares outstanding	2,308	$43,812	(11,335)	$(163,748)

A Formerly known as Institutional Class.

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds performance. Management’s evaluation is ongoing and the financial landscape continues to change.

42

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$18.26		$18.13	$16.13	$15.25	$13.85	$14.12

Income (loss) from investment operations:
Net investment income	0.20		0.37	0.35	0.33	0.32	0.31
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.42	2.00	0.97	1.40	(0.14)

Total income (loss) from investment operations	(0.21)		0.79	2.35	1.30	1.72	0.17

Less distributions:
Dividends from net investment income	(0.20)		(0.39)	(0.35)	(0.32)	(0.32)	(0.32)
Distributions from net realized gains	(1.17)		(0.27)	–	(0.10)	–	(0.12)

Total distributions	(1.37)		(0.66)	(0.35)	(0.42)	(0.32)	(0.44)

Net asset value, end of period	$16.68		$18.26	$18.13	$16.13	$15.25	$13.85

Total returnB	(1.90	)%C	4.78%	14.75%	8.64%	12.57%	1.08%

Ratios and supplemental data:
Net assets, end of period	$199,857,692		$236,601,692	$240,244,700	$222,730,033	$194,708,612	$137,006,660
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.73	%D	0.73%	0.73%	0.74%	0.75%	0.75%
Expenses, net of reimbursements or recoupments	0.73	%D	0.73%	0.73%	0.74%	0.77%	0.79%
Net investment income, before expense reimbursements or recoupments	2.13	%D	2.09%	2.08%	2.12%	2.32%	2.35%
Net investment income, net of reimbursements or recoupments	2.13	%D	2.09%	2.08%	2.12%	2.30%	2.30%
Portfolio turnover rate	7	%C	23%	16%	14%	20%	15%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

43

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$18.16		$18.04	$16.05	$15.17	$13.79	$14.06

Income (loss) from investment operations:
Net investment income	0.19		0.36	0.34	0.32	0.32	0.31
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.41	1.99	0.97	1.37	(0.15)

Total income (loss) from investment operations	(0.22)		0.77	2.33	1.29	1.69	0.16

Less distributions:
Dividends from net investment income	(0.19)		(0.38)	(0.34)	(0.31)	(0.31)	(0.31)
Distributions from net realized gains	(1.17)		(0.27)	–	(0.10)	–	(0.12)

Total distributions	(1.36)		(0.65)	(0.34)	(0.41)	(0.31)	(0.43)

Net asset value, end of period	$16.58		$18.16	$18.04	$16.05	$15.17	$13.79

Total returnA	(1.95	)%B	4.68%	14.69%	8.60%	12.42%	1.03%

Ratios and supplemental data:
Net assets, end of period	$653,456,369		$666,792,661	$572,315,652	$663,588,078	$582,952,334	$364,477,089
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.80	%C	0.80%	0.79%	0.81%	0.82%	0.83%
Expenses, net of reimbursements or recoupments	0.80	%C	0.80%	0.79%	0.81%	0.82%	0.84%
Net investment income, before expense reimbursements or recoupments	2.07	%C	2.03%	2.00%	2.04%	2.24%	2.27%
Net investment income, net of reimbursements or recoupments	2.07	%C	2.03%	2.00%	2.04%	2.24%	2.26%
Portfolio turnover rate	7	%B	23%	16%	14%	20%	15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

44

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$18.19		$18.06	$16.07	$15.19	$13.81	$14.08

Income (loss) from investment operations:
Net investment income	0.17		0.31	0.30	0.28	0.28	0.28
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.43	1.98	0.97	1.37	(0.17)

Total income (loss) from investment operations	(0.24)		0.74	2.28	1.25	1.65	0.11

Less distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.29)	(0.27)	(0.27)	(0.26)
Distributions from net realized gains	(1.17)		(0.27)	–	(0.10)	–	(0.12)

Total distributions	(1.34)		(0.61)	(0.29)	(0.37)	(0.27)	(0.38)

Net asset value, end of period	$16.61		$18.19	$18.06	$16.07	$15.19	$13.81

Total returnA	(2.07	)%B	4.45%	14.37%	8.33%	12.13%	0.71%

Ratios and supplemental data:
Net assets, end of period	$24,839,152		$24,993,208	$28,343,428	$31,897,528	$29,208,149	$20,564,814
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.06	%C	1.06%	1.05%	1.05%	1.06%	1.04%
Expenses, net of reimbursements or recoupments	1.06	%C	1.06%	1.05%	1.05%	1.06%	1.16%
Net investment income, before expense reimbursements or recoupments	1.82	%C	1.75%	1.75%	1.79%	2.01%	2.04%
Net investment income, net of reimbursements or recoupments	1.82	%C	1.75%	1.75%	1.79%	2.01%	1.93%
Portfolio turnover rate	7	%B	23%	16%	14%	20%	15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

45

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$18.08		$17.96	$15.98	$15.11	$13.73	$14.00

Income (loss) from investment operations:
Net investment income	0.17		0.31	0.31	0.27	0.27	0.27
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.42	1.96	0.96	1.38	(0.16)

Total income (loss) from investment operations	(0.24)		0.73	2.27	1.23	1.65	0.11

Less distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.29)	(0.26)	(0.27)	(0.26)
Distributions from net realized gains	(1.17)		(0.27)	–	(0.10)	–	(0.12)

Total distributions	(1.34)		(0.61)	(0.29)	(0.36)	(0.27)	(0.38)

Net asset value, end of period	$16.50		$18.08	$17.96	$15.98	$15.11	$13.73

Total returnA	(2.07	)%B	4.43%	14.41%	8.24%	12.14%	0.71%

Ratios and supplemental data:
Net assets, end of period	$58,451,681		$60,146,845	$60,465,593	$95,206,378	$94,705,221	$72,363,106
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.03	%C	1.05%	1.03%	1.12%	1.13%	1.13%
Expenses, net of reimbursements or recoupments	1.03	%C	1.05%	1.03%	1.12%	1.13%	1.17%
Net investment income, before expense reimbursements or recoupments	1.83	%C	1.77%	1.75%	1.73%	1.94%	1.96%
Net investment income, net of reimbursements or recoupments	1.83	%C	1.77%	1.75%	1.73%	1.94%	1.92%
Portfolio turnover rate	7	%B	23%	16%	14%	20%	15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

46

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$17.94		$17.83	$15.87	$15.01	$13.65	$13.93

Income (loss) from investment operations:
Net investment income	0.10		0.17	0.16	0.15	0.17	0.18
Net gains (losses) on investments (both realized and unrealized)	(0.41)		0.42	1.97	0.96	1.36	(0.17)

Total income (loss) from investment operations	(0.31)		0.59	2.13	1.11	1.53	0.01

Less distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.17)	(0.15)	(0.17)	(0.17)
Distributions from net realized gains	(1.17)		(0.27)	–	(0.10)	–	(0.12)

Total distributions	(1.27)		(0.48)	(0.17)	(0.25)	(0.17)	(0.29)

Net asset value, end of period	$16.36		$17.94	$17.83	$15.87	$15.01	$13.65

Total returnA	(2.47	)%B	3.64%	13.53%	7.42%	11.28%	(0.04)%

Ratios and supplemental data:
Net assets, end of period	$120,402,382		$126,444,587	$132,511,310	$149,848,432	$185,308,648	$122,804,166
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.80	%C	1.82%	1.81%	1.86%	1.87%	1.88%
Expenses, net of reimbursements or recoupments	1.80	%C	1.82%	1.81%	1.86%	1.87%	1.89%
Net investment income, before expense reimbursements or recoupments	1.07	%C	1.01%	0.98%	0.97%	1.20%	1.22%
Net investment income, net of reimbursements or recoupments	1.07	%C	1.01%	0.98%	0.97%	1.20%	1.21%
Portfolio turnover rate	7	%B	23%	16%	14%	20%	15%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

47

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$14.22		$18.32	$16.04	$14.07	$14.21	$14.36

Income (loss) from investment operations:
Net investment income	0.07		0.09	0.11	0.24	0.18	0.13
Net gains (losses) on investments (both realized and unrealized)	(0.63)		(2.62)	3.44	1.90	1.15	(0.03)

Total income (loss) from investment operations	(0.56)		(2.53)	3.55	2.14	1.33	0.10

Less distributions:
Dividends from net investment income	(0.08)		(0.09)	(0.03)	(0.17)	(0.06)	(0.04)
Distributions from net realized gains	–		(1.48)	(1.24)	–	(1.41)	(0.21)

Total distributions	(0.08)		(1.57)	(1.27)	(0.17)	(1.47)	(0.25)

Net asset value, end of period	$13.58		$14.22	$18.32	$16.04	$14.07	$14.21

Total returnB	(4.05	)%C	(12.94)%	22.98%	15.25%	10.46%	0.68%

Ratios and supplemental data:
Net assets, end of period	$21,430,815		$24,989,951	$11,722,213	$4,122,461	$2,305,284	$1,764,526
Ratios to average net assets:
Expenses, before reimbursements	1.12	%D	1.22%	1.23%	1.36%	1.53%	1.56%
Expenses, net of reimbursementsE	0.89	%D	0.89%	0.90%	0.89%	0.89%	1.00%
Net investment income, before expense reimbursements	0.63	%D	0.57%	0.30%	0.80%	0.34%	0.17%
Net investment income, net of reimbursements	0.86	%D	0.90%	0.64%	1.26%	0.97%	0.73%
Portfolio turnover rate	44	%C	93%	74%	77%	50%	97%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

48

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$14.32		$18.45	$16.17	$14.20	$14.33	$14.50

Income (loss) from investment operations:
Net investment income	0.06		0.13	0.08	0.15	0.12	0.10
Net gains (losses) on investments (both realized and unrealized)	(0.62)		(2.69)	3.47	1.99	1.22	(0.02)

Total income (loss) from investment operations	(0.56)		(2.56)	3.55	2.14	1.34	0.08

Less distributions:
Dividends from net investment income	(0.08)		(0.09)	(0.03)	(0.17)	(0.06)	(0.04)
Distributions from net realized gains	–		(1.48)	(1.24)	–	(1.41)	(0.21)

Total distributions	(0.08)		(1.57)	(1.27)	(0.17)	(1.47)	(0.25)

Net asset value, end of period	$13.68		$14.32	$18.45	$16.17	$14.20	$14.33

Total returnA	(4.02	)%B	(13.02)%	22.79%	15.11%	10.44%	0.54%

Ratios and supplemental data:
Net assets, end of period	$36,683,933		$40,575,598	$47,832,660	$18,631,514	$10,988,456	$9,795,860
Ratios to average net assets:
Expenses, before reimbursements	1.19	%C	1.24%	1.27%	1.41%	1.58%	1.61%
Expenses, net of reimbursementsD	0.99	%C	0.99%	1.00%	0.99%	0.99%	1.10%
Net investment income, before expense reimbursements	0.56	%C	0.55%	0.26%	0.54%	0.28%	0.12%
Net investment income, net of reimbursements	0.76	%C	0.80%	0.54%	0.96%	0.87%	0.64%
Portfolio turnover rate	44	%B	93%	74%	77%	50%	97%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

49

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$14.03		$18.14	$15.95	$14.05	$14.22	$14.39

Income (loss) from investment operations:
Net investment income	0.04		0.12	0.02	0.14	0.28	0.01
Net gains (losses) on investments (both realized and unrealized)	(0.62)		(2.68)	3.43	1.93	1.00	0.04

Total income (loss) from investment operations	(0.58)		(2.56)	3.45	2.07	1.28	0.05

Less distributions:
Dividends from net investment income	(0.06)		(0.07)	(0.02)	(0.17)	(0.04)	(0.01)
Distributions from net realized gains	–		(1.48)	(1.24)	–	(1.41)	(0.21)

Total distributions	(0.06)		(1.55)	(1.26)	(0.17)	(1.45)	(0.22)

Net asset value, end of period	$13.39		$14.03	$18.14	$15.95	$14.05	$14.22

Total returnA	(4.20	)%B	(13.26)%	22.47%	14.77%	10.07%	0.29%

Ratios and supplemental data:
Net assets, end of period	$12,153,701		$12,486,352	$10,398,506	$10,766,976	$7,620,538	$2,573,002
Ratios to average net assets:
Expenses, before reimbursements	1.54	%C	1.50%	1.44%	1.58%	1.74%	1.82%
Expenses, net of reimbursementsD	1.27	%C	1.27%	1.28%	1.27%	1.27%	1.37%
Net investment income (loss), before expense reimbursements	0.21	%C	0.27%	0.08%	0.41%	0.09%	(0.12)%
Net investment income, net of reimbursements	0.48	%C	0.50%	0.24%	0.72%	0.56%	0.33%
Portfolio turnover rate	44	%B	93%	74%	77%	50%	97%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.
D	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

50

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019		2018		2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$14.05		$18.15		$15.96		$14.06	$14.22	$14.40

Income (loss) from investment operations:
Net investment income	0.03	A	0.08	A	0.03	A	0.16	0.10	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.61)		(2.64)		3.42		1.91	1.18	–

Total income (loss) from investment operations	(0.58)		(2.56)		3.45		2.07	1.28	0.05

Less distributions:
Dividends from net investment income	(0.05)		(0.06)		(0.02)		(0.17)	(0.03)	(0.02)
Distributions from net realized gains	–		(1.48)		(1.24)		–	(1.41)	(0.21)

Total distributions	(0.05)		(1.54)		(1.26)		(0.17)	(1.44)	(0.23)

Net asset value, end of period	$13.42		$14.05		$18.15		$15.96	$14.06	$14.22

Total returnB	(4.17	)%C	(13.26)%		22.43%		14.76%	10.04%	0.29%

Ratios and supplemental data:
Net assets, end of period	$2,203,486		$2,693,316		$5,063,046		$6,801,568	$5,212,114	$4,797,155
Ratios to average net assets:
Expenses, before reimbursements	1.40	%D	1.53%		1.54%		1.73%	1.90%	1.94%
Expenses, net of reimbursementsE	1.29	%D	1.29%		1.29%		1.29%	1.29%	1.40%
Net investment income (loss), before expense reimbursements	0.34	%D	0.27%		(0.04)%		0.28%	(0.04)%	(0.21)%
Net investment income, net of reimbursements	0.45	%D	0.51%		0.20%		0.71%	0.57%	0.33%
Portfolio turnover rate	44	%C	93%		74%		77%	50%	97%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

51

American Beacon Zebra Small Cap Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018		2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$13.23		$17.26	$15.32		$13.53	$13.81	$14.08

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.06)	(0.09	)A	0.03	0.10	(0.07)
Net gains (losses) on investments (both realized and unrealized)	(0.59)		(2.49)	3.27		1.86	1.03	0.01

Total income (loss) from investment operations	(0.60)		(2.55)	3.18		1.89	1.13	(0.06)

Less distributions:
Dividends from net investment income	–		–	–		(0.10)	–	–
Distributions from net realized gains	–		(1.48)	(1.24)		–	(1.41)	(0.21)

Total distributions	–		(1.48)	(1.24)		(0.10)	(1.41)	(0.21)

Net asset value, end of period	$12.63		$13.23	$17.26		$15.32	$13.53	$13.81

Total returnB	(4.54	)%C	(13.97)%	21.55%		13.97%	9.17%	(0.48)%

Ratios and supplemental data:
Net assets, end of period	$2,291,531		$2,370,089	$3,286,562		$2,207,090	$1,838,434	$1,398,217
Ratios to average net assets:
Expenses, before reimbursements	2.22	%D	2.29%	2.29%		2.47%	2.65%	2.69%
Expenses, net of reimbursementsE	2.04	%D	2.04%	2.05%		2.04%	2.04%	2.15%
Net investment (loss), before expense reimbursements	(0.47	)%D	(0.49)%	(0.78)%		(0.42)%	(0.78)%	(0.96)%
Net investment income (loss), net of reimbursements	(0.29	)%D	(0.24)%	(0.53)%		0.01%	(0.18)%	(0.41)%
Portfolio turnover rate	44	%C	93%	74%		77%	50%	97%

A	Per share amounts have been calculated using the average shares method.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to security lending expenses, which are not reimbursable under the agreement with the Manager.

See accompanying notes

52

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month for The London Company Income Equity Fund and sixty days after the end of each quarter for the Zebra Small Cap Equity Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon The London Company Income Equity Fund and American Beacon Zebra Small Cap Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 2/20

American Beacon® FUNDS

2020 SEMI-ANNUAL REPORT

February 29, 2020

SIM HIGH YIELD OPPORTUNITIES FUND

SOUND POINT FLOATING RATE INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on ''Quick Links'' and then ''Register for E-Delivery.''

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

SiM HIGH YIELD OPPORTUNITIES FUND

Investments in high-yield securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks.

SOUND POINT FLOATING RATE INCOME FUND

Investments in high-yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market, and liquidity risks than investment-grade securities. In addition, loans are subject to the risk that the Fund may not be able to obtain the collateral securing the loan in a timely manner and the value of the collateral may not cover the amount owed on the loan.

Please see the prospectus for a complete discussion of the Funds’ risks. There can be no assurances that the investment objectives of these Funds will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Advisors	February 29, 2020

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

During this reporting period, news reports highlighted multiple disruptive headwinds in the global economy; among them the U.S. trade war with China and its toll on the global economy, Brexit, disruptions in the Middle East and protests in Hong Kong. And although the headlines seemed to be just starting during the period addressed in this report, it’s now undeniable that the global spread of the COVID-19 virus is having an overwhelming effect on the world’s markets and economies, the full impact of which is unknown at this time.

As Peter L. Bernstein said in his treatise on risk, Against the Gods: The Remarkable Story of Risk, published by John Wiley & Sons, Inc. in September 1998, “Volatility is a proxy for uncertainty and must be accommodated in measuring investment risk.”

During times of economic uncertainty and market volatility, fear of loss can be a powerful emotion – one that drives many investors to making short-term decisions subject to a variety of potential error-leading biases. Unfortunately, some short-term investment decisions may create more volatility rather than mitigate it.

Instead of dwelling on the markets’ short-term reaction to waves of negative global news, we encourage investors to focus on the horizon instead. Long-term investing isn’t about identifying and anticipating the next big market move, it is about identifying the right investment products for riding out those moves. As a long-term investor, you should keep in mind the three Ds: direction, discipline and diversification.

▶

Direction: Achieving your long-term financial goals requires an individualized plan of action. You may want your plan to provide some measure of protection against periods of geopolitical turmoil, economic uncertainty, market volatility and job insecurity. Your plan should be reviewed annually and be adjusted in the event your long-range needs change.

▶

Discipline: Long-term, systematic participation in an investment portfolio requires your resolution to stay the course. Spending time in the market – rather than trying to time the market – may place you in a better position to reach your long-term financial goals.

▶

Diversification: By investing in different investment styles and asset classes, you may be able to help mitigate financial risks across your investment portfolio. By allocating your investment portfolio according to your risk-tolerance level, you may be better positioned to weather storms and achieve your long-term financial goals.

Since 1986, American Beacon has endeavored to provide investors with a disciplined approach to realizing long-term financial goals. As a manager of managers, we strive to provide investment products that may enable investors to participate during market upswings while potentially insulating against market downswings.

Many of the sub-advisors to our mutual funds pursue upside capture and/or downside protection using proprietary strategies. The investment teams behind our mutual funds seek to produce consistent, long-term results rather than focus only on short-term movements in the markets. In managing our investment products, we emphasize identifying opportunities that offer the potential for long-term rewards.

President’s Message

Our management approach is more than a concept; it’s the cornerstone of our culture. And we strive to apply it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards while mitigating volatility and risk.

Thank you for your continued interest in American Beacon. For additional information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 29, 2020 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned 0.17% for the six months ended February 29, 2020. The Fund underperformed the ICE BofA U.S. High Yield Index (the “Index”) return of 1.34% for the same period.

Total Returns for the Period ended February 29, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 2/14/2011
R5 Class (1,2,4)	SHOIX	0.34%	4.15%	4.31%	4.75%	6.37%
Y Class (1,2,4)	SHOYX	0.43%	4.21%	4.25%	4.73%	6.29%
Investor Class (1,2,4)	SHYPX	0.17%	3.81%	3.98%	4.44%	5.99%
A Class with sales Charge (1,2,4)	SHOAX	(4.59)%	(1.23)%	2.16%	3.33%	5.33%
A Class without sales charge (1,2,4)	SHOAX	0.18%	3.72%	3.85%	4.34%	5.90%
C Class with sales charge (1,2,4)	SHOCX	(1.17)%	2.08%	3.19%	3.64%	5.17%
C Class without sales charge (1,2,4)	SHOCX	(0.17)%	3.08%	3.19%	3.64%	5.17%

ICE BofA U.S. High Yield Index (3)		1.34%	5.91%	4.76%	5.16%	6.13%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Effective February 28, 2020, the Institutional Class for all funds has been renamed R5 Class, and all references to Institutional Class have been deleted and replaced with R5 Class.

2.

A portion of fees charged to the R5 Class of the Fund was waived from Fund inception through 2018 and partially recovered in 2019. Performance prior to waiving fees was lower than actual returns shown for inception through 2018. A portion of fees charged to the Investor Class of the Fund was waived in 2011 and 2012, partially recovered in 2013 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2011 and 2012. A portion of fees charged to the Y Class of the Fund was waived from 2011 through 2013, fully recovered in 2015, and waived in 2016. Performance prior to waiving fees was lower than actual returns shown for 2011 through 2013 and for 2016. A portion of fees charged to the A and C Classes of the Fund was waived from 2011 through 2014, partially recovered in 2015 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2011 through 2014.

3.

The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below-investment-grade rating and an investment-grade rated country of risk. In addition, qualifying securities must have at least one-year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A and C Class shares were 0.84%, 0.91%, 1.15%, 1.17% and 1.89%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Issue selection within the Fund’s Service, Energy and Finance sectors detracted the most from relative performance. Conversely, the Fund’s issue selection within the Consumer sector contributed positively to the Fund’s relative returns.

From a sector allocation standpoint, underweights to the Manufacturing and Telecom sectors detracted from relative performance. Conversely, an overweight to the Consumer sector added value to the Fund’s relative return.

From a credit quality selection perspective, the Fund’s relative performance was hurt by issue selection within the B-rated credit categories. Conversely, the Fund’s issue selection within the BB-rated credit category contributed positively to relative returns.

From a credit quality allocation standpoint, the Fund’s overweight to the CC-rated credit category detracted from the Fund’s relative performance.

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 29, 2020 (Unaudited)

The sub-advisor’s investment process of identifying long-term secular themes and seeking out-of-favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
Athabasca Oil Corp., 9.875%, Due 2/24/2022		2.1
HCA, Inc., 4.500%, Due 2/15/2027		2.1
Baytex Energy Corp., 5.625%, Due 6/1/2024		2.0
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026		1.9
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, Due 8/1/2029		1.8
AMN Healthcare, Inc., 4.625%, Due 10/1/2027		1.7
Entegris, Inc., 4.625%, Due 2/10/2026		1.7
Darling Ingredients, Inc., 5.250%, Due 4/15/2027		1.7
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030		1.7
VeriSign, Inc., 4.750%, Due 7/15/2027		1.7

Total Fund Holdings	89

Sector Allocation (% Investments)
Consumer, Non-Cyclical		34.7
Industrial		16.6
Energy		13.9
Consumer, Cyclical		12.7
Communications		9.6
Technology		8.3
Financial		2.1
Basic Materials		1.5
Foreign Sovereign Obligations		0.6

Country Allocation (% Fixed Income)
United States		72.8
Canada		13.9
United Kingdom		4.1
Brazil		2.0
Monaco		1.4
Netherlands		1.4
Norway		1.4
Chile		1.2
Greece		1.2
Mexico		0.6

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 29, 2020 (Unaudited)

The Investor Class of the American Beacon Sound Point Floating Rate Income Fund (the “Fund”) returned 0.31% for the six months ended February 29, 2020. The Fund underperformed the Credit Suisse Leveraged Loan Index (the “Index”) return of 1.26% for the same period. For further comparison, the Fund has returned 4.83%, annualized, since inception (12/3/2012) compared to the Index return of 4.24% for the same period.

Total Returns for the Period ended February 29, 2020

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 12/3/2012
R5 Class (1,2,3,4,6)	SPFLX	0.50%	1.12%	3.09%	4.26%	5.04%
Y Class (1,2,3,4,6)	SPFYX	0.46%	1.05%	3.02%	4.15%	4.97%
Investor Class (1,2,3,4,6)	SPFPX	0.31%	0.82%	2.79%	3.96%	4.83%
A Class with sales Charge (1,2,3,4,6)	SOUAX	(2.13)%	(1.60)%	1.91%	3.41%	4.44%
A Class without sales charge (1,2,3,4,6)	SOUAX	0.36%	0.94%	2.79%	3.93%	4.81%
C Class with sales charge (1,2,3,4,6)	SOUCX	(1.02)%	(0.92)%	1.99%	3.27%	4.36%
C Class without sales charge (1,2,3,4,6)	SOUCX	(0.02)%	0.08%	1.99%	3.27%	4.36%
SP Class (1,2,3,4,6)	SPFRX	0.26%	0.72%	2.78%	3.91%	4.80%

Credit Suisse Leveraged Loan Index (5)		1.26%	3.25%	3.80%	4.02%	4.24%

*	Not annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase. Effective February 28, 2020, the Institutional Class for all funds has been renamed R5 Class, and all references to Institutional Class have been deleted and replaced with R5 Class.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from Fund inception through 2017 and fully recovered in 2018. Performance prior to waiving fees was lower than actual returns shown for Fund inception through 2017. A portion of the fees charged to the Investor Class of the Fund was waived from Fund inception through 2016 and recovered in 2017 and 2019. Performance prior to waiving fees was lower than returns shown for inception through 2016. A portion of the fees charged to the Y Class of the Fund was waived from Fund inception through 2016 and recovered in 2017 and 2019. Performance prior to waiving was lower than actual returns shown for inception through 2016. A portion of the fees charged to the A Class of the Fund was waived from Fund inception through 2016, and recovered in 2017 through 2019. Performance prior to waiving fees was lower than actual returns shown for inception through 2016. A portion of the fees charged to the C Class of the Fund was waived from Fund inception through 2016 and recovered in 2017 and 2019. Performance prior to waiving fees was lower than actual returns shown for inception through 2016. A portion of fees charged to the SP Class of the Fund was waived from Fund inception through 2016 and partially recovered from 2017 through 2019. Performance prior to waiving fees was lower than actual returns shown for inception through 2016.

3.

Fund performance represents the returns achieved by the R5 Class from 12/3/12 up to 12/11/15, the inception date of the Y, Investor, A, and C Classes and the returns of each Class since its inception. Expenses of the R5 Class are lower than the other Classes. Therefore, total returns shown may be higher than they would have been had the Y, Investor, A, and C Classes been in existence since 12/3/12.

4.

Fund performance represents the returns achieved by the R5 Class from 12/3/12 up to 5/30/14, the inception date of the SP Class, and the returns of the SP Class since its inception. Expenses of the R5 Class are lower than the SP Class. Therefore, total returns shown may be higher than they would have been had the SP Class been in existence since 12/3/12.

5.	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. One cannot directly invest in an index.

6.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C and SP Class shares were 0.85%, 0.91%, 1.23%, 1.14%, 1.91% and 1.16%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

For most of 2019, strong performance among bank loans was largely isolated to the higher-quality subset of the Index. Given the Fund’s slightly lower average credit quality, the bifurcation of performance was a driver of the Fund’s underperformance. This was coupled with a handful of idiosyncratic credit events and the Fund’s

American Beacon Sound Point Floating Rate Income FundSM

Performance Overview

February 29, 2020 (Unaudited)

underweight exposure to the most actively traded “flow names” that rebounded in 2019 following their rapid sell off in the fourth quarter of 2018. During the first two months of 2020, while most major indices continued their strong performance, the Coronavirus (COVID-19) began to spark fears regarding global growth, causing the equity, high-yield bond and leveraged loan markets to trade down.

The Fund entered 2020 with minimal exposure to issuers with direct exposure to COVID-19 volatility. De-risking of the Fund in 2019, and its traditional underweight exposure to heavily cyclical sectors such as Energy, contributed to the Fund’s outperformance in the early months of 2020.

The Fund’s assets declined from $1.5 billion to $1.0 billion during the six-month period ended February 29, 2020 in response to the Federal Reserve Bank’s interest rate cuts; however, its decline was consistent with withdrawals from the bank loan sector overall.

While the market has been challenging, the sub-advisor is focused on remaining defensively positioned and sourcing attractive risk/reward opportunities in issuers that they believe are oversold, well-capitalized and less correlated to the pandemic.

Top Ten Holdings (% Net Assets)
VFH Parent LLC, 4.671%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)		1.4
Global Eagle Entertainment, Inc., 9.378%, Due 1/6/2023, 1st Lien Term Loan, (3-mo. LIBOR + 7.500%)		1.2
Phoenix Guarantor, Inc., 4.921%, Due 3/5/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.250%)		1.2
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.500%, Due 5/15/2027		1.1
CommScope, Inc., 5.500%, Due 6/15/2024		1.0
Global Medical Response, Inc., 5.863%, Due 3/14/2025, 2017 Term Loan B2, (1-mo. LIBOR + 4.250%)		1.0
Netsmart, Inc., 5.353%, Due 4/19/2023, Term Loan D1, (1-mo. LIBOR + 3.750%)		1.0
ACProducts, Inc., Due 8/18/2025, 2020 Term Loan B		0.9
Frontera Generation Holdings LLC, 5.909%, Due 5/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)		0.9
ION Trading Technologies S.a.r.l., 6.064%, Due 11/21/2024, USD Incremental Term Loan B, (3-mo. LIBOR + 4.000%)		0.9

Total Fund Holdings	276

Sector Weightings (% Investments)
Consumer, Non-Cyclical		22.8
Industrial		16.8
Communications		15.0
Technology		14.8
Consumer, Cyclical		14.4
Financial		8.8
Basic Materials		2.8
Energy		1.9
Diversified		1.7
Utilities		0.9
Information Technology		0.1

American Beacon FundsSM

Expense Examples

February 29, 2020 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2019 through February 29, 2020.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

February 29, 2020 (Unaudited)

American Beacon SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period 9/1/2019-2/29/2020*
R5 Class**
Actual	$1,000.00	$1,003.40	$4.18
Hypothetical***	$1,000.00	$1,020.69	$4.22
Y Class
Actual	$1,000.00	$1,004.30	$4.39
Hypothetical***	$1,000.00	$1,020.49	$4.42
Investor Class
Actual	$1,000.00	$1,001.70	$5.77
Hypothetical***	$1,000.00	$1,019.10	$5.82
A Class
Actual	$1,000.00	$1,002.90	$5.68
Hypothetical***	$1,000.00	$1,019.20	$5.72
C Class
Actual	$1,000.00	$998.30	$9.34
Hypothetical***	$1,000.00	$1,015.52	$9.42

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.84%, 0.88%, 1.16%, 1.14%, and 1.88% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon Sound Point Floating Rate Income Fund

	Beginning Account Value 9/1/2019	Ending Account Value 2/29/2020	Expenses Paid During Period 9/1/2019-2/29/2020*
R5 Class**
Actual	$1,000.00	$1,000.80	$4.58
Hypothetical***	$1,000.00	$1,020.29	$4.62
Y Class
Actual	$1,000.00	$1,000.40	$4.77
Hypothetical***	$1,000.00	$1,020.09	$4.82
Investor Class
Actual	$1,000.00	$998.90	$6.11
Hypothetical***	$1,000.00	$1,018.75	$6.17
A Class
Actual	$1,000.00	$999.40	$5.87
Hypothetical***	$1,000.00	$1,019.00	$5.92
C Class
Actual	$1,000.00	$995.60	$9.68
Hypothetical***	$1,000.00	$1,015.17	$9.77
SP Class
Actual	$1,000.00	$998.40	$7.01
Hypothetical***	$1,000.00	$1,017.85	$7.07

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.91%, 0.96%, 1.24%, 1.17%, 1.94%, and 1.42% for the R5, Y, Investor, A, C, and SP Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	Formerly known as Institutional Class.
***	5% return before expenses.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 1.30%

Energy - 0.92%

Oil, Gas & Consumable Fuels - 0.92%
KNOT Offshore Partners LP	275,914	$4,511,194
Occidental Petroleum Corp.	99,870	3,269,743
Whitecap Resources, Inc.	1,233,000	3,619,311

		11,400,248

Total Energy		11,400,248

Financials - 0.26%

Mortgage Real Estate Investment Trusts (REITs) - 0.26%
Annaly Capital Management, Inc.	359,000	3,180,740

Materials - 0.12%

Chemicals - 0.12%
CVR Partners LP	816,191	1,550,763

Total Common Stocks (Cost $21,322,082)		16,131,751

	Principal Amount*

BANK LOAN OBLIGATIONSA - 1.69%

Consumer, Cyclical - 0.92%

Airlines - 0.92%
Gol LuxCo S.A., 6.500%, Due 8/31/2020, 1st Lien Term LoanB	$11,450,000	11,450,000

Energy - 0.77%

Oil & Gas - 0.77%
California Resources Corp.,
11.988%, Due 12/31/2021, Second Out Term Loan, (3-mo. LIBOR + 10.375%)	7,000,000	3,517,500
6.363%, Due 12/31/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	7,100,000	6,029,107

Total Oil & Gas		9,546,607

Total Energy		9,546,607

Total Bank Loan Obligations (Cost $24,082,478)		20,996,607

CORPORATE OBLIGATIONS - 66.93%

Basic Materials - 1.33%

Chemicals - 1.33%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, Due 6/15/2023C	16,245,000	16,569,900

Communications - 7.66%

Advertising - 1.12%
Lamar Media Corp., 4.000%, Due 2/15/2030C	13,895,000	13,895,000

Internet - 3.30%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.250%, Due 12/1/2027C	18,535,000	19,276,400
VeriSign, Inc., 4.750%, Due 7/15/2027	20,830,000	21,698,195

		40,974,595

Media - 1.46%
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, Due 8/15/2027C	14,740,000	11,890,021
Univision Communications, Inc., 5.125%, Due 2/15/2025C	6,600,000	6,227,232

		18,117,253

Telecommunications - 1.78%
CenturyLink, Inc., 4.000%, Due 2/15/2027C	13,206,000	13,270,709
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 9.875%, Due 5/1/2024C	8,685,000	8,834,382

		22,105,091

Total Communications		95,091,939

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 66.93% (continued)

Consumer, Cyclical - 7.41%

Entertainment - 5.16%
Buena Vista Gaming Authority, 13.000%, Due 4/1/2023C	$8,784,000	$8,696,160
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025C	19,770,000	19,414,536
Churchill Downs, Inc., 4.750%, Due 1/15/2028C	19,277,000	19,277,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, Due 2/15/2023C	7,705,000	7,782,050
Live Nation Entertainment, Inc., 4.750%, Due 10/15/2027C	8,801,000	8,845,005

		64,014,751

Lodging - 2.25%
Boyd Gaming Corp., 4.750%, Due 12/1/2027C	12,480,000	12,325,622
Station Casinos LLC, 5.000%, Due 10/1/2025C	15,505,000	15,582,525

		27,908,147

Total Consumer, Cyclical		91,922,898

Consumer, Non-Cyclical - 28.45%

Agriculture - 1.73%
Darling Ingredients, Inc., 5.250%, Due 4/15/2027C	20,490,000	21,514,500

Commercial Services - 3.30%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C	20,785,000	21,044,812
Gartner, Inc., 5.125%, Due 4/1/2025C	19,310,000	19,939,506

		40,984,318

Food - 9.22%
Dole Food Co., Inc., 7.250%, Due 6/15/2025C	18,362,000	17,994,760
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030C	20,500,000	21,535,660
Pilgrim’s Pride Corp., 5.875%, Due 9/30/2027C	17,731,000	18,374,635
Post Holdings, Inc., 5.000%, Due 8/15/2026C	18,499,000	18,863,430
Simmons Foods, Inc., 5.750%, Due 11/1/2024C	20,145,000	20,044,275
TreeHouse Foods, Inc., 6.000%, Due 2/15/2024C	16,999,000	17,551,468

		114,364,228

Health Care - Products - 2.33%
Avanos Medical, Inc., 6.250%, Due 10/15/2022	11,075,000	11,130,375
Teleflex, Inc., 4.625%, Due 11/15/2027	16,970,000	17,808,318

		28,938,693

Health Care - Services - 10.29%
Acadia Healthcare Co., Inc.,
5.125%, Due 7/1/2022	2,015,000	2,015,000
5.625%, Due 2/15/2023	6,821,000	6,872,158
Charles River Laboratories International, Inc., 5.500%, Due 4/1/2026C	18,836,000	19,804,641
HCA, Inc., 4.500%, Due 2/15/2027	23,396,000	25,889,761
MEDNAX, Inc., 6.250%, Due 1/15/2027C	19,730,000	18,939,813
Select Medical Corp., 6.250%, Due 8/15/2026C	17,985,000	19,176,506
Tenet Healthcare Corp., 4.875%, Due 1/1/2026C	15,930,000	16,228,688
Universal Health Services, Inc., 5.000%, Due 6/1/2026C	18,086,000	18,764,225

		127,690,792

Pharmaceuticals - 1.58%
Elanco Animal Health, Inc., 5.650%, Due 8/28/2028	17,115,000	19,616,085

Total Consumer, Non-Cyclical		353,108,616

Energy - 3.21%

Oil & Gas - 2.80%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C	26,706,000	23,234,220
California Resources Corp., 8.000%, Due 12/15/2022C	19,575,000	4,404,375
Denbury Resources, Inc., 7.750%, Due 2/15/2024C	12,820,000	7,148,432

		34,787,027

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 66.93% (continued)

Energy - 3.21% (continued)

Oil & Gas Services - 0.41%
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022	$22,922,000	$5,042,840

Total Energy		39,829,867

Financial - 1.75%

REITS - 1.75%
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, Due 8/1/2029	20,660,000	21,744,650

Industrial - 9.03%

Aerospace/Defense - 1.52%
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025C	17,815,000	18,839,362

Engineering & Construction - 1.04%
AECOM, 5.875%, Due 10/15/2024	11,759,000	12,905,503

Machinery - Construction & Mining - 1.59%
BWX Technologies, Inc., 5.375%, Due 7/15/2026C	18,870,000	19,753,210

Machinery - Diversified - 1.05%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024C	13,860,000	13,074,450

Packaging & Containers - 0.04%
Graphic Packaging International LLC, 3.500%, Due 3/15/2028C	500,000	493,440

Transportation - 3.79%
Borealis Finance LLC, 7.500%, Due 11/16/2022C	14,410,000	13,833,600
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022	17,366,191	17,453,022
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, Due 11/15/2021C	23,540,000	15,712,950

		46,999,572

Total Industrial		112,065,537

Technology - 8.09%

Computers - 3.55%
Booz Allen Hamilton, Inc., 5.125%, Due 5/1/2025C	18,552,000	18,977,583
Leidos, Inc.,
7.125%, Due 7/1/2032	11,768,000	15,140,709
5.500%, Due 7/1/2033	8,771,000	9,955,085

		44,073,377

Semiconductors - 2.94%
Entegris, Inc., 4.625%, Due 2/10/2026C	20,325,000	20,960,156
Qorvo, Inc., 5.500%, Due 7/15/2026	15,012,000	15,507,396

		36,467,552

Software - 1.60%
IQVIA, Inc., 5.000%, Due 5/15/2027C	19,225,000	19,873,844

Total Technology		100,414,773

Total Corporate Obligations (Cost $863,794,029)		830,748,180

CONVERTIBLE OBLIGATIONS - 2.78%

Communications - 0.47%

Telecommunications - 0.47%
Gogo, Inc., 6.000%, Due 5/15/2022	6,526,000	5,885,636

Energy - 0.45%

Oil & Gas - 0.45%
Denbury Resources, Inc., 6.375%, Due 12/31/2024C	10,487,000	5,532,432

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount*		Fair Value

CONVERTIBLE OBLIGATIONS - 2.78% (continued)

Industrial - 1.86%

Transportation - 1.86%
DHT Holdings, Inc., 4.500%, Due 8/15/2021		$5,950,000	$6,660,668
Scorpio Tankers, Inc., 3.000%, Due 5/15/2022		17,138,000	16,427,893

Total Transportation			23,088,561

Total Industrial			23,088,561

Total Convertible Obligations (Cost $40,571,229)			34,506,629

FOREIGN CORPORATE OBLIGATIONS - 24.75%

Communications - 1.30%

Telecommunications - 1.30%
Connect Finco SARL / Connect US Finco LLC, 6.750%, Due 10/1/2026C		15,915,000	16,191,603

Consumer, Cyclical - 4.11%

Entertainment - 4.11%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023D	GBP	12,800,000	17,654,692
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.000%, Due 7/15/2026C		16,905,000	18,172,875
William Hill PLC, 4.750%, Due 5/1/2026D	GBP	11,412,000	15,196,393

			51,023,960

Total Consumer, Cyclical			51,023,960

Consumer, Non-Cyclical - 5.62%

Agriculture - 0.78%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022C		9,435,000	9,670,875

Commercial Services - 1.47%
Ritchie Bros Auctioneers, Inc., 5.375%, Due 1/15/2025C		17,620,000	18,200,226

Food - 3.37%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025C		14,335,000	14,800,887
Minerva Luxembourg S.A., 6.500%, Due 9/20/2026C		12,725,000	13,101,915
Nova Austral S.A., 8.250%, Due 5/26/2021C D		23,300,000	13,980,000

			41,882,802

Total Consumer, Non-Cyclical			69,753,903

Energy - 8.69%

Oil & Gas - 7.11%
Athabasca Oil Corp., 9.875%, Due 2/24/2022C		31,931,000	26,063,679
Baytex Energy Corp., 5.625%, Due 6/1/2024C		27,393,000	24,653,700
MEG Energy Corp.,
7.000%, Due 3/31/2024C		18,500,000	17,528,750
6.500%, Due 1/15/2025C		2,770,000	2,742,300
OKEA ASA, 8.461%, Due 6/28/2023, (3-mo. LIBOR + 6.500%)D E		16,600,000	17,222,500

			88,210,929

Oil & Gas Services - 1.58%
CES Energy Solutions Corp., 6.375%, Due 10/21/2024C	CAD	27,817,000	19,687,949

Total Energy			107,898,878

Industrial - 5.03%

Machinery - Diversified - 1.22%
ATS Automation Tooling Systems, Inc., 6.500%, Due 6/15/2023C		14,844,000	15,103,325

Shipbuilding - 1.40%
MPC Container Ships Invest B.V., 6.678%, Due 9/22/2022, (3-mo. LIBOR + 4.750%)D E		17,700,000	17,348,560

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 24.75% (continued)

Industrial - 5.03% (continued)

Transportation - 2.41%
Diana Shipping, Inc., 9.500%, Due 9/27/2023		$14,100,000	$13,994,250
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022C		22,195,000	15,980,400

			29,974,650

Total Industrial			62,426,535

Total Foreign Corporate Obligations (Cost $323,203,664)			307,294,879

FOREIGN SOVEREIGN OBLIGATIONS - 0.60% (Cost $8,275,909)
Mexican Bonos, 6.500%, Due 6/10/2021, Series M	MXN	147,500,000	7,473,019

	Shares

SHORT-TERM INVESTMENTS - 0.62% (Cost $7,672,002)

Investment Companies - 0.62%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.49%F G		7,672,002	7,672,002

TOTAL INVESTMENTS - 98.67% (Cost $1,288,921,393)			1,224,823,067
OTHER ASSETS, NET OF LIABILITIES - 1.33%			16,459,798

TOTAL NET ASSETS - 100.00%			$1,241,282,865

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

B Fixed Rate.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $859,379,999 or 69.23% of net assets. The Fund has no right to demand registration of these securities.

D Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on February 29, 2020.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Short Futures Contracts Open on February 29, 2020:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	419	March 2020	$(34,391,705)	$(33,514,763)	$876,942
Canadian Dollar Currency Futures	323	March 2020	(24,492,750)	(24,100,645)	392,105

			$(58,884,455)	$(57,615,408)	$1,269,047

Glossary:

Currency Abbreviations:
CAD	Canadian Dollar
GBP	Pound Sterling
MXN	Mexican Peso

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 29, 2020, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$16,131,751	$-	$-	$16,131,751
Bank Loan Obligations	-	20,996,607	-	20,996,607
Corporate Obligations	-	830,748,180	-	830,748,180
Convertible Obligations	-	34,506,629	-	34,506,629
Foreign Corporate Obligations	-	307,294,879	-	307,294,879
Foreign Sovereign Obligations	-	7,473,019	-	7,473,019
Short-Term Investments	7,672,002	-	-	7,672,002

Total Investments in Securities - Assets	$23,803,753	$1,201,019,314	$-	$1,224,823,067

Financial Derivative Instruments - Assets
Futures Contracts	$1,269,047	$-	$-	$1,269,047

Total Financial Derivative Instruments - Assets	$1,269,047	$-	$-	$1,269,047

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 29, 2020, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.11%

Consumer Discretionary - 0.00%

Diversified Consumer Services - 0.00%
Tweddle Group, Inc.A B C	2,722	$23,818

Energy - 0.01%

Oil, Gas & Consumable Fuels - 0.01%
Southcross Energy Partners LPC	336,500	126,187

Financials - 0.00%

Diversified Financial Services - 0.00%
RCS 2L EscrowA B C	667	-

Information Technology - 0.10%

Communications Equipment - 0.10%
4L Technologies, Inc.C	140,935	951,308

Total Common Stocks (Cost $1,225,740)		1,101,313

WARRANTS - 0.00% (Cost $-)

Materials - 0.00%

Building Products - 0.00%
Euramax Holdings, Inc.A B C	20	-

PREFERRED STOCKS - 0.21%

Energy - 0.21%

Oil, Gas & Consumable Fuels - 0.21%
Southcross Energy Partners LPC	2,686,976	2,070,153

Total Preferred Stocks (Cost $2,070,155)		2,070,153

	Principal Amount

BANK LOAN OBLIGATIONSD - 88.31%

Basic Materials - 2.65%

Chemicals - 1.90%
Ascend Performance Materials Operations LLC, 7.195%, Due 8/27/2026, 2019 Term Loan B, (3-mo. LIBOR + 5.250%)	$1,497,248	1,491,633
ASP Unifrax Holdings, Inc., 10.387%, Due 12/14/2026, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	2,287,000	2,054,481
GrafTech Finance, Inc., 5.103%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	3,500,000	3,333,750
New Arclin U.S. Holding Corp., 10.353%, Due 2/14/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,720,000	2,682,600
Polymer Additives, Inc.,
7.762%, Due 7/31/2025, 2018 1st Lien Term Loan, (2-mo. LIBOR + 6.000%)B	24,870	17,906
7.777%, Due 7/31/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 6.000%)B	9,823,809	7,073,142
Starfruit Finco B.V., 4.671%, Due 10/1/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 3.000%)	2,320,138	2,238,933

Total Chemicals		18,892,445

Iron/Steel - 0.75%
Phoenix Services International LLC, 5.390%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	7,860,000	7,521,077

Total Basic Materials		26,413,522

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 88.31% (continued)

Communications - 11.38%

Advertising - 2.03%
ABG Intermediate Holdings LLC, 5.103%, Due 9/27/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.500%)	$9,040,029	$8,859,229
Polyconcept Investments B.V., 6.103%, Due 8/16/2023, USD 2016 Term Loan B, (1-mo. LIBOR + 4.500%)	2,695,009	2,686,600
Terrier Media Buyer, Inc., 6.148%, Due 12/17/2026, Term Loan B, (3-mo. LIBOR + 4.250%)	1,748,000	1,733,439
Vestcom Parent Holdings, Inc.,
5.603%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,207,429	6,883,095
7.250%, Due 12/19/2023, 2016 1st Lien Term Loan, (3-mo. PRIME + 3.000%)	1,238	1,182

Total Advertising		20,163,545

Internet - 3.29%
Ancestry.com Operations, Inc., 5.860%, Due 8/27/2026, 2019 Extended Term Loan B, (1-mo. LIBOR + 4.250%)	720,190	644,570
Buzz Merger Sub Ltd., 4.353%, Due 1/29/2027, Term Loan B, (1-mo. LIBOR + 2.750%)	1,109,000	1,086,820
EIG Investors Corp.,
5.363%, Due 2/9/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	27,875	27,352
5.388%, Due 2/9/2023, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	4,819,366	4,729,003
I-Logic Technologies Bidco Ltd., 4.353%, Due 12/21/2024, 2018 USD Term Loan, (1-mo. LIBOR + 2.750%)	2,693,065	2,644,267
Internap Corp., 6.250%, Due 4/6/2022, 2017 Term Loan, (1-mo. LIBOR + 6.250%)	796,449	419,131
ION Trading Technologies S.a.r.l., 6.064%, Due 11/21/2024, USD Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	9,907,518	9,443,152
Match Group, Inc., 3.457%, Due 2/15/2027, 2020 Term Loan B, (3-mo. LIBOR + 1.750%)	973,000	965,703
ProQuest LLC, 5.103%, Due 10/23/2026, 2019 Term Loan, (1-mo. LIBOR + 3.500%)	3,275,000	3,258,625
TEN-X LLC, 5.603%, Due 9/27/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,820,188	7,702,885
Web.com Group, Inc., 5.389%, Due 10/10/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	1,931,000	1,874,673

Total Internet		32,796,181

Media - 2.21%
Cengage Learning, Inc., 5.853%, Due 6/7/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.250%)	3,508,782	3,230,290
Global Eagle Entertainment, Inc., 9.378%, Due 1/6/2023, 1st Lien Term Loan, (3-mo. LIBOR + 7.500%)	13,674,304	11,965,016
McGraw-Hill Global Education Holdings LLC, 5.603%, Due 5/4/2022, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	7,208,730	6,767,195

Total Media		21,962,501

Telecommunications - 3.85%
Global Tel*Link Corp.,
5.853%, Due 11/29/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	2,398,907	2,280,665
9.853%, Due 11/29/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	2,555,000	2,207,801
Intelsat Jackson Holdings S.A.,
5.682%, Due 11/27/2023, 2017 Term Loan B3, (6-mo. LIBOR + 3.750%)	2,160,000	2,129,393
6.432%, Due 1/2/2024, 2017 Term Loan B4, (6-mo. LIBOR + 4.500%)	771,000	775,402
6.625%, Due 1/2/2024, 2017 Term Loan B5E	514,000	516,570
MLN US HoldCo LLC,
6.015%, Due 11/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	1,653,089	1,554,945
1.265%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	6,060,000	4,622,628
Securus Technologies Holdings, Inc.,
6.103%, Due 11/1/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	6,884,699	5,542,183
9.853%, Due 11/1/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	7,951,000	3,615,717
Telesat Canada, 4.360%, Due 12/7/2026, 2019 Term Loan, (1-mo. LIBOR + 2.750%)	2,133,000	2,101,005
U.S. Telepacific Corp., 6.945%, Due 5/2/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.000%)	6,075,039	5,733,318
West Corp.,
5.103%, Due 10/10/2024, 2018 Term Loan B1, (1-mo. LIBOR + 3.500%)	659,638	517,816
5.603%, Due 10/10/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	3,778,304	2,994,306
Zayo Group Holdings, Inc., Due 2/19/2027, USD Term LoanF	3,864,000	3,768,791

Total Telecommunications		38,360,540

Total Communications		113,282,767

Consumer, Cyclical - 12.39%

Airlines - 0.40%
LifeMiles Ltd., 7.103%, Due 8/18/2022, Term Loan B, (1-mo. LIBOR + 5.500%)	4,078,637	3,956,278

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 88.31% (continued)

Consumer, Cyclical - 12.39% (continued)

Auto Manufacturers - 1.34%
CTOS LLC, 5.897%, Due 4/18/2025, 2020 Term Loan B, (1-mo. LIBOR + 4.250%)	$5,893,310	$5,885,943
Entrans International LLC, 7.603%, Due 11/1/2024, 2018 Term Loan, (1-mo. LIBOR + 6.000%)	5,833,050	5,570,563
Holley Purchaser, Inc., 6.777%, Due 10/24/2025, Term Loan B, (3-mo. LIBOR + 5.000%)	1,980,000	1,841,400

Total Auto Manufacturers		13,297,906

Auto Parts & Equipment - 0.83%
Accuride Corp., 7.195%, Due 11/17/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.250%)	521,236	394,185
Commercial Vehicle Group, Inc., 7.603%, Due 4/12/2023, Term Loan B, (1-mo. LIBOR + 6.000%)	2,641,892	2,615,473
Innovative Xcessories & Services LLC, 6.360%, Due 11/29/2022, Term Loan B, (1-mo. LIBOR + 4.750%)	4,802,379	4,772,364
Trico Group LLC, 8.945%, Due 2/2/2024, 2019 Incremental Term Loan, (3-mo. LIBOR + 7.000%)	496,551	487,862

Total Auto Parts & Equipment		8,269,884

Distribution/Wholesale - 0.35%
G-III Apparel Group, Ltd.,
6.875%, Due 12/1/2022, Term Loan B, (1-mo. LIBOR + 5.250%)	326,143	327,636
6.938%, Due 12/1/2022, Term Loan B, (1-mo. LIBOR + 5.250%)	978,429	982,910
Huskies Parent, Inc., 5.777%, Due 7/31/2026, 2019 Term Loan, (3-mo. LIBOR + 4.000%)	2,244,000	2,227,170

Total Distribution/Wholesale		3,537,716

Entertainment - 3.36%
Allen Media LLC, 7.231%, Due 2/10/2027, 2020 Term Loan B, (3-mo. LIBOR + 5.500%)	2,001,000	1,965,983
CDS U.S. Intermediate Holdings, Inc.,
5.695%, Due 7/8/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	5,975,949	5,453,053
10.195%, Due 7/10/2023, 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	5,095,796	4,275,373
Cineworld Ltd., Due 2/5/2027, Incremental Term LoanF	5,307,000	4,927,550
Deluxe Entertainment Services Group, Inc.,
6.945%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)	778,527	799,454
7.945%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)	998,883	724,190
DHX Media Ltd., 5.853%, Due 12/29/2023, Term Loan B, (1-mo. LIBOR + 4.250%)	5,864,998	5,630,399
Mohegan Tribal Gaming Authority, 5.603%, Due 10/13/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	6,889,057	6,636,435
William Morris Endeavor Entertainment LLC,
4.360%, Due 5/18/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	441,194	426,303
4.370%, Due 5/18/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	391,806	378,583
World Triathlon Corp., 5.853%, Due 8/15/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	2,260,335	2,215,128

Total Entertainment		33,432,451

Food Service - 0.47%
TKC Holdings, Inc., 5.360%, Due 2/1/2023, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,987,101	4,687,875

Home Furnishings - 0.80%
TGP Holdings LLC, 10.277%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	3,473,000	3,160,430
TGP Holdings LLC, 6.027%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	5,250,054	4,843,175

Total Home Furnishings		8,003,605

Leisure Time - 1.59%
Bulldog Purchaser, Inc., 5.353%, Due 9/5/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	6,332,926	6,222,100
TopGolf International, Inc., 7.159%, Due 2/8/2026, Term Loan B, (1-mo. LIBOR + 5.500%)	3,970,000	3,945,188
United PF Holdings LLC,
Due 12/30/2026, 2019 1st Lien Delayed Draw Term LoanF G	196,322	195,095
Due 12/30/2026, 2019 1st Lien Term LoanF	3,919,000	3,894,506
5.603%, Due 12/30/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	1,585,678	1,575,767

Total Leisure Time		15,832,656

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 88.31% (continued)

Consumer, Cyclical - 12.39% (continued)

Office Furnishings - 0.15%
VIP Cinema Holdings, Inc.,
Due 2/24/2021, 2020 DIP Exit Term LoanF	$156,443	$156,443
7.695%, Due 2/24/2021, 2020 DIP Exit Term Loan, (3-mo. LIBOR + 6.000%)	521,479	521,479
9.613%, Due 3/1/2023, USD Term Loan B, (3-mo. LIBOR + 8.000%)	4,403,851	770,674

Total Office Furnishings		1,448,596

Retail - 3.10%
Corsair Components, Inc., 6.195%, Due 8/28/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.250%)	1,556,231	1,517,325
EG America LLC, 5.961%, Due 2/7/2025, 2018 USD Term Loan, (3-mo. LIBOR + 4.000%)	3,105,640	3,013,775
Fogo De Chao, Inc., 5.853%, Due 4/7/2025, 2018 Add On Term Loan, (1-mo. LIBOR + 4.250%)	4,009,031	3,993,997
Leslie’s Poolmart, Inc., 5.262%, Due 8/16/2023, 2016 Term Loan, (3-mo. LIBOR + 3.500%)	8,636,428	8,233,366
NPC International, Inc.,
11.639%, Due 4/17/2020, Priority Term Loan, (1-mo. LIBOR + 10.000%)	905,411	896,356
5.277%, Due 4/19/2024, 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	6,798,675	3,273,086
PS HoldCo LLC, 6.353%, Due 3/13/2025, Term Loan, (1-mo. LIBOR + 4.750%)	4,443,750	4,260,445
SP PF Buyer LLC, 6.103%, Due 12/22/2025, Term Loan, (1-mo. LIBOR + 4.500%)	4,657,803	4,252,574
SRS Distribution, Inc., 6.103%, Due 5/23/2025, 2019 Incremental Term Loan B, (1-mo. LIBOR + 4.500%)	1,419,443	1,417,668

Total Retail		30,858,592

Total Consumer, Cyclical		123,325,559

Consumer, Non-Cyclical - 20.16%

Biotechnology - 0.09%
Aldevron LLC, 6.195%, Due 10/12/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.250%)	954,000	946,845

Commercial Services - 5.37%
Allied Universal Holdco LLC, 5.853%, Due 7/10/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	4,000,000	3,953,320
Amentum Government Services Holdings LLC, 5.762%, Due 2/1/2027, Term Loan B, (3-mo. LIBOR + 4.000%)	2,648,000	2,638,070
APX Group, Inc., 6.704%, Due 12/31/2025, 2020 Term Loan, (2-mo. LIBOR + 5.000%)	5,614,925	5,509,645
Cast and Crew Payroll LLC, Due 2/9/2026, 2020 Incremental Term LoanF	1,830,000	1,800,262
Comet Bidco Ltd., 6.613%, Due 9/30/2024, 2018 USD Term Loan B, (3-mo. LIBOR + 5.000%)	3,658,586	3,489,376
Constellis Holdings LLC,
11.659%, Due 12/17/2020, 2019 Super Priority Term Loan, (1-mo. LIBOR + 10.000%)	1,316,330	1,224,187
6.777%, Due 4/21/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	6,305,336	1,066,674
8.250%, Due 4/21/2024, 2017 1st Lien Term Loan, (3-mo. PRIME + 4.000%)	16,168	2,735
10.777%, Due 4/21/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	5,861,000	51,284
Digital Room Holdings, Inc., 6.603%, Due 5/21/2026, Term Loan, (1-mo. LIBOR + 5.000%)	2,081,540	1,946,240
Employbridge LLC, 6.445%, Due 4/18/2025, Term Loan B, (3-mo. LIBOR + 4.500%)	7,021,359	6,810,719
Imagine! Print Solutions, Inc.,
6.360%, Due 6/21/2022, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	8,544,269	3,411,641
10.360%, Due 6/21/2023, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	1,019,000	144,362
Lineage Logistics Holdings LLC, 4.603%, Due 2/27/2025, 2018 Term Loan, (1-mo. LIBOR + 3.000%)	2,775,000	2,728,186
Mavis Tire Express Services Corp., 4.853%, Due 3/20/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	3,615,799	3,466,648
MRO Holdings, Inc., 6.945%, Due 6/4/2026, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	2,531,280	2,512,295
PAE Holding Corp.,
Due 10/20/2022, 1st Lien Term LoanF	192,309	191,828
7.103%, Due 10/20/2022, 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	3,650,759	3,641,632
PSC Industrial Holdings Corp.,
5.409%, Due 10/11/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	5,803,214	5,736,476
10.159%, Due 10/10/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	3,025,000	2,896,437
Tweddle Group, Inc., 6.103%, Due 9/17/2023, 2016 Term Loan, (1-mo. LIBOR + 4.500%)A B	288,748	221,903

Total Commercial Services		53,443,920

Food - 1.48%
Dhanani Group, Inc., 5.353%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,841,038	5,699,860
Froneri International PLC, 7.353%, Due 1/31/2028, 2020 USD 2nd Lien Term Loan, (6-mo. LIBOR + 5.750%)	668,000	666,330
Hearthside Food Solutions LLC, 5.291%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	5,633,754	5,521,079
Snacking Investments Bidco Pty Ltd., 5.613%, Due 12/18/2026, Term Loan, (1-mo. LIBOR + 4.000%)	2,869,000	2,861,827

Total Food		14,749,096

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 88.31% (continued)

Consumer, Non-Cyclical - 20.16% (continued)

Health Care - Products - 1.34%
Athenahealth, Inc., 6.158%, Due 2/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.500%)	$8,156,936	$8,054,975
Lifescan Global Corp., 8.056%, Due 10/1/2024, 2018 1st Lien Term Loan, (6-mo. LIBOR + 6.000%)	5,625,050	5,295,984

Total Health Care - Products		13,350,959

Health Care - Services - 10.19%
21st Century Oncology Holdings, Inc., 7.915%, Due 1/16/2023, Exit Term Loan, (2-mo. LIBOR + 6.125%)	4,220,665	4,183,734
Air Methods Corp., 5.445%, Due 4/22/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	5,133,220	4,224,229
Aveanna Healthcare LLC, 6.012%, Due 3/18/2024, 2017 1st Lien Term Loan, (2-mo. LIBOR + 4.250%)	7,244,924	6,592,881
BW NHHC Holdco, Inc., 6.615%, Due 5/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	1,323,254	1,118,150
Compassus Intermediate, Inc., 6.603%, Due 12/31/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	1,238,000	1,222,525
Da Vinci Purchaser Corp., 5.872%, Due 1/8/2027, 2019 Term Loan, (3-mo. LIBOR + 4.000%)	3,563,000	3,536,277
Envision Healthcare Corp., 5.353%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	10,587,789	8,491,407
EyeCare Partners LLC,
5.418%, Due 2/5/2027, 2020 Term Loan, (1-mo. LIBOR + 3.750%)	775,135	761,570
Due 2/18/2027, 2020 Delayed Draw Term LoanF G	180,865	177,700
Global Medical Response, Inc., 5.863%, Due 3/14/2025, 2017 Term Loan B2, (1-mo. LIBOR + 4.250%)	10,830,085	10,261,506
Heartland Dental LLC, 5.353%, Due 4/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,243,683	4,161,482
Keystone Acquisition Corp., 7.195%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	2,129,623	2,044,438
LGC Ltd., Due 1/22/2027, Term LoanF	1,480,000	1,467,672
Matrix Medical Network of Arizona LLC, 6.353%, Due 2/17/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.750%)	6,091,586	5,878,381
MED ParentCo LP,
Due 8/31/2026, 1st Lien Delayed Draw Term LoanF G	323,926	318,057
5.853%, Due 8/31/2026, 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	2,096,962	2,058,966
National Mentor Holdings, Inc.,
5.610%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,821,823	2,809,492
5.610%, Due 3/9/2026, 2019 Term Loan C, (1-mo. LIBOR + 4.000%)	156,993	156,307
Onex TSG Intermediate Corp., 5.603%, Due 7/31/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,337,617	6,885,106
Phoenix Guarantor, Inc., 4.921%, Due 3/5/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.250%)	12,033,530	11,832,931
Premise Health Holding Corp.,
Due 7/10/2025, 2018 1st Lien Delayed Draw Term LoanF G	391,699	379,948
5.445%, Due 7/10/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	4,873,906	4,727,689
RegionalCare Hospital Partners Holdings, Inc., 5.353%, Due 11/17/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,518,000	5,462,820
U.S. Renal Care, Inc., 6.625%, Due 6/26/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	7,091,228	7,011,451
Upstream Rehabilition, Inc., 6.103%, Due 11/20/2026, 2019 Term Loan, (1-mo. LIBOR + 4.500%)	794,000	778,120
Wellpath Holdings, Inc.,
7.103%, Due 10/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	2,085,778	1,971,060
7.277%, Due 10/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.500%)	1,258,222	1,189,020
WP CityMD Bidco LLC, 6.445%, Due 8/13/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%)	1,696,000	1,683,280

Total Health Care - Services		101,386,199

Household Products/Wares - 0.45%
Reynolds Consumer Products, Inc., 3.501%, Due 2/4/2027, Term Loan, (3-mo. LIBOR + 1.750%)	4,500,000	4,443,750

Pharmaceuticals - 1.24%
Alphabet Holding Co., Inc., 5.103%, Due 9/26/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	4,227,738	4,027,597
Alvogen Pharma US, Inc., 6.353%, Due 12/31/2023, 2020 Extended Term Loan, (1-mo. LIBOR + 4.750%)	2,409,779	2,283,263
Amneal Pharmaceuticals LLC, 5.125%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	6,870,188	6,057,239

Total Pharmaceuticals		12,368,099

Total Consumer, Non-Cyclical		200,688,868

Diversified - 1.64%

Holding Companies - Diversified - 1.64%
First Eagle Holdings, Inc., Due 2/1/2027, 2020 Term Loan BF	5,657,000	5,565,074
GI Revelation Acquisition LLC, 6.603%, Due 4/16/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	6,380,830	6,051,132

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 88.31% (continued)

Diversified - 1.64% (continued)

Holding Companies - Diversified - 1.64% (continued)
Travelport Finance S.a.r.l.,
6.945%, Due 5/29/2026, 2019 Term Loan, (3-mo. LIBOR + 5.000%)	$1,962,083	$1,488,730
10.945%, Due 5/28/2027, 2019 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	4,537,000	3,175,900

Total Holding Companies - Diversified		16,280,836

Total Diversified		16,280,836

Energy - 1.56%

Energy - Alternate Sources - 0.21%
KAMC Holdings, Inc., 5.613%, Due 8/14/2026, 2019 Term Loan, (3-mo. LIBOR + 4.000%)	2,089,763	2,063,640

Oil & Gas Services - 0.78%
Matador Bidco S.a.r.l., 6.353%, Due 10/15/2026, Term Loan, (1-mo. LIBOR + 4.750%)	1,053,000	1,049,378
McDermott Technology Americas, Inc.,
10.806%, Due 10/21/2020, 2020 DIP New Money Term Loan, (3-mo. LIBOR + 3.250%)	3,637,426	3,679,874
10.647%, Due 10/22/2020, 2020 DIP New Money Term Loan, (3-mo. LIBOR + 3.250%)	2,792,295	3,043,980

Total Oil & Gas Services		7,773,232

Pipelines - 0.57%
BCP Renaissance Parent LLC, 5.445%, Due 10/31/2024, 2017 Term Loan B, (2-mo. LIBOR + 3.500%)	3,414,800	2,987,950
Blackstone CQP Holdco LP, 5.408%, Due 9/30/2024, Term Loan B, (3-mo. LIBOR + 3.500%)	1,578,000	1,542,101
Southcross Energy Partners LP,
10.610%, Due 1/6/2025, 2020 Term Loan, (1-mo. LIBOR + 9.000%)	665,647	678,960
Due 1/31/2025, 2020 Term LoanA B F G	573,708	432,243

Total Pipelines		5,641,254

Total Energy		15,478,126

Financial - 8.35%

Diversified Financial Services - 5.05%
4L Holdings Corp., 9.015%, Due 2/5/2024, Takeback Term Loan, (1-mo. LIBOR + 7.500%)	1,186,817	1,165,063
Advisor Group, Inc., 6.603%, Due 8/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	834,000	815,235
AqGen Ascensus, Inc., 5.945%, Due 12/3/2022, 2017 Repriced Term Loan, (3-mo. LIBOR + 4.000%)	6,370,037	6,295,699
Aretec Group, Inc., 5.853%, Due 10/1/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	4,801,841	4,717,808
Citadel Securities LP,
Due 2/27/2026, 2020 Term Loan BF	1,408,000	1,393,920
4.353%, Due 2/27/2026, 2020 Term Loan B, (1-mo. LIBOR + 2.750%)	2,667,367	2,640,694
Hudson River Trading LLC, 4.662%, Due 2/18/2027, 2020 Term Loan B, (3-mo. LIBOR + 3.000%)	1,937,003	1,917,633
IG Investment Holdings LLC, 5.603%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	2,147,242	2,123,085
Jane Street Group LLC,
4.603%, Due 1/31/2025, 2020 Term Loan, (1-mo. LIBOR + 3.000%)	19,680	19,618
4.613%, Due 1/31/2025, 2020 Term Loan, (3-mo. LIBOR + 3.000%)	7,852,131	7,827,632
Kestra Advisor Services Holdings, Inc., 6.200%, Due 6/3/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,433,008	2,390,431
Minotaur Acquisition, Inc., 6.603%, Due 3/27/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	2,400,228	2,372,217
StepStone Group LP, 5.762%, Due 3/27/2025, Term Loan B, (2-mo. LIBOR + 4.000%)	2,805,038	2,791,012
VFH Parent LLC, 4.671%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	13,892,640	13,801,504

Total Diversified Financial Services		50,271,551

Holding Companies - Diversified - 0.16%
Archroma Finance S.a.r.l.,
6.098%, Due 8/12/2024, USD 2017 Term Loan B2, (3-mo. LIBOR + 4.250%)	1,613,142	1,599,027
6.195%, Due 8/12/2024, USD 2017 Term Loan B2, (3-mo. LIBOR + 4.250%)	12,473	12,364

Total Holding Companies - Diversified		1,611,391

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 88.31% (continued)

Financial - 8.35% (continued)

Insurance - 2.60%
Acrisure LLC, 5.207%, Due 2/15/2027, 2020 Term Loan B, (3-mo. LIBOR + 3.500%)	$6,754,000	$6,641,411
AIS Holdco LLC, 6.777%, Due 8/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	96,000	88,320
AmeriLife Group LLC,
Due 6/12/2026, 2019 Delayed Draw Term LoanF G	52,579	52,579
6.103%, Due 6/12/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,366,260	2,366,260
Amynta Agency Borrower, Inc., 6.103%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	7,427,505	6,935,433
Confie Seguros Holding Co., 10.080%, Due 10/31/2025, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	4,626,000	4,371,570
Hub International Ltd., 5.692%, Due 4/25/2025, 2019 Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	1,947,000	1,940,049
USI, Inc., 5.945%, Due 12/2/2026, 2019 Incremental Term Loan B, (1-mo. LIBOR + 4.000%)	3,475,000	3,451,822

Total Insurance		25,847,444

Investment Companies - 0.15%
LSF9 Atlantis Holdings LLC, 7.653%, Due 5/1/2023, 2017 Term Loan, (1-mo. LIBOR + 6.000%)	1,569,188	1,444,955

REITS - 0.39%
Forest City Enterprises LP, 5.103%, Due 12/8/2025, 2019 Term Loan B, (1-mo. LIBOR + 3.500%)	3,960,000	3,925,350

Total Financial		83,100,691

Industrial - 15.81%

Aerospace/Defense - 0.22%
AI Convoy S.a.r.l., 5.340%, Due 1/17/2027, USD Term Loan B, (3-mo. LIBOR + 3.500%)	2,190,000	2,162,625

Building Materials - 2.65%
ACProducts, Inc., Due 8/18/2025, 2020 Term Loan BF	8,887,000	8,931,435
Airxcel, Inc.,
6.103%, Due 4/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,870,351	2,824,913
10.353%, Due 4/27/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,665,000	2,385,175
Associated Asphalt Partners LLC, 6.853%, Due 4/5/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	5,084,317	4,438,609
Euramax International, Inc., 2.000%, Due 2/6/2021, Unsecured Term Loan, (3-mo. LIBOR + 2.000%)A B	426,135	365,112
NCI Building Systems, Inc., 5.408%, Due 4/12/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	7,707,376	7,476,155

Total Building Materials		26,421,399

Electronics - 1.04%
Deliver Buyer, Inc., 6.945%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	5,472,660	5,421,382
NorthPole Newco S.a r.l, 8.945%, Due 3/18/2025, Term Loan, (3-mo. LIBOR + 7.000%)	5,762,292	4,984,382

Total Electronics		10,405,764

Engineering & Construction - 3.07%
Brand Energy & Infrastructure Services, Inc.,
6.056%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	3,965,340	3,874,137
6.124%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	3,515,505	3,434,648
DG Investment Intermediate Holdings, Inc., 4.603%, Due 2/3/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	6,680,821	6,480,396
Q Holding Co., 6.603%, Due 12/31/2023, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	5,605,759	5,479,630
QualTek USA LLC, 8.177%, Due 7/18/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 6.250%)	8,353,531	8,144,693
Rockwood Service Corp., 5.853%, Due 1/23/2027, 2020 Term Loan, (1-mo. LIBOR + 4.250%)	900,000	909,000
Yak Access LLC, 6.603%, Due 7/11/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 5.000%)	2,349,463	2,208,495

Total Engineering & Construction		30,530,999

Environmental Control - 0.25%
Innovative Water Care Global Corp., 6.945%, Due 2/27/2026, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	3,168,060	2,502,768

Machinery - Construction & Mining - 0.33%
Vertiv Group Corp., Due 2/11/2027, Term Loan BF	3,280,000	3,247,200

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 88.31% (continued)

Industrial - 15.81% (continued)

Machinery - Diversified - 1.57%
Advanced Integration Technology LP, 6.353%, Due 4/3/2023, 2017 Term Loan B, (1-mo. LIBOR + 4.750%)	$5,178,023	$4,970,902
NN, Inc.,
6.853%, Due 10/19/2022, 2016 Term Loan B, (1-mo. LIBOR + 5.2500%)	6,249,526	6,129,223
6.853%, Due 10/19/2022, New 2017 Incremental Term Loan, (1-mo. LIBOR + 5.2500%)	4,601,379	4,512,802

Total Machinery - Diversified		15,612,927

Metal Fabricate/Hardware - 1.09%
Anvil International LLC, 6.610%, Due 5/28/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	1,812,458	1,631,212
TurboCombustor Technology, Inc., 6.103%, Due 12/2/2020, New Term Loan B, (1-mo. LIBOR + 4.500%)	4,213,020	4,012,902
Werner FinCo LP, 5.603%, Due 7/24/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	5,279,684	5,174,090

Total Metal Fabricate/Hardware		10,818,204

Miscellaneous Manufacturing - 1.57%
Blount International, Inc., 5.353%, Due 4/12/2023, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,895,375	5,880,637
International Textile Group, Inc.,
6.581%, Due 5/1/2024, 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	3,381,263	2,648,644
10.581%, Due 5/1/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	4,347,000	2,912,490
MB Aerospace Holdings, Inc., 5.103%, Due 1/22/2025, 2017 Term Loan, (1-mo. LIBOR + 3.500%)	4,433,520	4,206,302

Total Miscellaneous Manufacturing		15,648,073

Packaging & Containers - 0.85%
Flex Acquisition Co., Inc.,
Due 6/29/2025, 2018 Incremental Term LoanF	1,589,000	1,517,495
5.159%, Due 6/29/2025, 2018 Incremental Term Loan, (3-mo. LIBOR + 3.250%)	1,192,000	1,138,360
LABL, Inc., 6.103%, Due 7/1/2026, 2019 USD Term Loan, (1-mo. LIBOR + 4.500%)	5,843,355	5,770,313

Total Packaging & Containers		8,426,168

Transportation - 3.17%
Daseke, Inc., 6.603%, Due 2/27/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	4,281,736	4,089,058
Gruden Acquisition, Inc., 7.445%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	3,809,076	3,809,076
Savage Enterprises LLC, 5.660%, Due 8/1/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 4.000%)	4,033,336	4,018,211
SMB Shipping Logistics LLC, 5.945%, Due 2/2/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	7,932,311	7,793,496
Transplace Holdings, Inc., 5.353%, Due 10/7/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	3,815,210	3,791,365
United Road Services, Inc., 7.353%, Due 9/1/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.750%)	9,477,708	8,103,440

Total Trasportation		31,604,646

Total Industrial		157,380,773

Technology - 13.48%

Computers - 3.88%
24-7 Intouch, Inc., 6.353%, Due 8/25/2025, 2018 Term Loan, (1-mo. LIBOR + 4.750%)	3,086,294	2,947,411
ConvergeOne Holdings, Inc., 6.603%, Due 1/4/2026, 2019 Term Loan, (1-mo. LIBOR + 5.000%)	5,961,154	5,510,372
Electronics for Imaging, Inc., 6.945%, Due 7/23/2026, Term Loan, (3-mo. LIBOR + 5.000%)	3,010,000	2,769,200
Genuine Financial Holdings LLC, 5.353%, Due 7/12/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,152,800	7,928,598
Netsmart, Inc., 9.103%, Due 10/19/2023, 2018 2nd Lien Term Loan B, (1-mo. LIBOR + 7.500%)	354,000	350,460
NeuStar, Inc.,
5.103%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	5,270,196	4,789,290
9.603%, Due 8/8/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.000%)	5,991,000	4,643,025
Perforce Software, Inc., 5.353%, Due 7/1/2026, 2020 Term Loan B, (1-mo. LIBOR + 3.750%)	3,672,795	3,608,521
SonicWall US Holdings, Inc., 5.195%, Due 5/16/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	4,937,500	4,838,750
Sophos Group PLC, Due 1/15/2027, USD Term LoanF	1,239,000	1,218,866

Total Computers		38,604,493

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSD - 88.31% (continued)

Technology - 13.48% (continued)

Semiconductors - 0.16%
Natel Engineering Co., Inc., 6.603%, Due 4/30/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	$1,650,528	$1,568,001

Software - 9.44%
Aptean, Inc., 6.195%, Due 4/23/2026, 2019 Term Loan, (3-mo. LIBOR + 4.250%)	1,729,928	1,724,167
ASG Technologies Group, Inc., 5.103%, Due 7/31/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	4,813,310	4,692,977
Castle US Holding Corp., 5.353%, Due 1/29/2027, USD Term Loan B, (1-mo. LIBOR + 3.750%)	478,000	454,100
Chloe OX Parent LLC, 6.445%, Due 12/23/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	4,912,500	4,844,953
Cvent, Inc., 5.353%, Due 11/29/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,119,951	8,055,641
DCert Buyer, Inc., 5.603%, Due 10/16/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	3,988,000	3,943,135
DTI Holdco, Inc.,
6.512%, Due 9/30/2023, 2018 Term Loan B, (2-mo. LIBOR + 4.750%)	15,508	14,442
6.527%, Due 9/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.750%)	5,979,687	5,568,584
Dun & Bradstreet Corp., 5.613%, Due 2/6/2026, Term Loan, (1-mo. LIBOR + 4.000%)	3,152,000	3,158,556
Greenway Health LLC, 5.690%, Due 2/14/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	9,177,835	7,434,046
Informatica LLC, Due 2/25/2027, 2020 USD Term Loan BF	5,450,000	5,327,375
Ivanti Software, Inc.,
5.930%, Due 1/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	3,070,002	3,037,767
10.680%, Due 1/20/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	2,828,000	2,757,300
Mitchell International, Inc., 4.853%, Due 11/29/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	1,386,000	1,356,548
Navicure, Inc., 5.603%, Due 10/22/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,255,000	2,226,812
Netsmart, Inc., 5.353%, Due 4/19/2023, Term Loan D1, (1-mo. LIBOR + 3.750%)	9,896,934	9,698,995
Project Alpha Intermediate Holding, Inc., 5.380%, Due 4/26/2024, 2017 Term Loan B, (6-mo. LIBOR + 3.500%)	4,000,000	3,940,000
6.130%, Due 4/26/2024, 2019 Incremental Term Loan B, (6-mo. LIBOR + 4.250%)	4,936,295	4,893,102
Riverbed Technology, Inc., 4.860%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	5,103,015	4,618,229
Sirius Computer Solutions, Inc., 5.103%, Due 7/1/2026, 2020 Term Loan, (1-mo. LIBOR + 3.500%)	3,136,290	3,120,609
SurveyMonkey, Inc., 5.320%, Due 10/10/2025, 2018 Term Loan B, (1-Week LIBOR + 3.750%)	3,495,575	3,460,619
TriTech Software Systems, 5.353%, Due 8/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	6,324,752	6,048,044
Zelis Healthcare Corp., 6.353%, Due 9/30/2026, Term Loan B, (1-mo. LIBOR + 4.750%)	3,636,000	3,606,476

Total Software		93,982,477

Total Technology		134,154,971

Utilities - 0.89%

Electric - 0.89%
Frontera Generation Holdings LLC, 5.909%, Due 5/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	10,503,179	8,892,726

Total Bank Loan Obligations (Cost $950,336,477)		878,998,839

CORPORATE OBLIGATIONS - 5.83%

Communications - 2.50%

Advertising - 0.32%
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, Due 3/15/2030H	437,000	438,219
Terrier Media Buyer, Inc., 8.875%, Due 12/15/2027H	2,718,000	2,697,615

		3,135,834

Internet - 0.84%
EIG Investors Corp., 10.875%, Due 2/1/2024	8,000,000	8,354,960

Media - 0.14%
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, Due 8/15/2026H	1,551,000	1,430,053

Telecommunications - 1.20%
CommScope, Inc., 5.500%, Due 6/15/2024H	10,000,000	9,501,000
Front Range BidCo, Inc., 4.000%, Due 3/1/2027H	2,500,000	2,446,875

		11,947,875

Total Communications		24,868,722

Consumer, Cyclical - 1.14%

Auto Parts & Equipment - 1.14%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.500%, Due 5/15/2027H	11,159,000	11,340,892

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 5.83% (continued)

Consumer, Non-Cyclical - 1.47%

Commercial Services - 0.58%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, Due 7/15/2026H	$4,255,000	$4,462,431
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.750%, Due 7/15/2027H	1,224,000	1,300,745

		5,763,176

Health Care - Services - 0.89%
Hadrian Merger Sub, Inc., 8.500%, Due 5/1/2026H	3,442,000	3,519,445
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.750%, Due 12/1/2026H	4,996,000	5,339,225

		8,858,670

Total Consumer, Non-Cyclical		14,621,846

Industrial - 0.17%

Aerospace/Defense - 0.17%
SSL Robotics LLC, 9.750%, Due 12/31/2023H	1,641,000	1,744,055

Technology - 0.55%

Computers - 0.00%
Presidio Holdings, Inc., 8.250%, Due 2/1/2028H	20,000	20,625

Software - 0.55%
Granite Merger Sub 2, Inc., 11.000%, Due 7/15/2027H	5,000,000	5,425,000

Total Technology		5,445,625

Total Corporate Obligations (Cost $57,013,078)		58,021,140

FOREIGN CORPORATE OBLIGATIONS - 0.57%

Communications - 0.42%

Telecommunications - 0.42%
Intelsat Jackson Holdings S.A., 9.750%, Due 7/15/2025H	4,713,000	4,156,277

Consumer, Cyclical - 0.15%

Retail - 0.15%
eG Global Finance PLC, 6.750%, Due 2/7/2025H	1,585,000	1,549,338

Total Foreign Corporate Obligations (Cost $6,298,000)		5,705,615

	Shares

SHORT-TERM INVESTMENTS - 9.00% (Cost $89,558,274)

Investment Companies - 9.00%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.49%I J	89,558,274	89,558,274

TOTAL INVESTMENTS - 104.03% (Cost $1,106,501,724)		1,035,455,334
LIABILITIES, NET OF OTHER ASSETS - (4.03%)		(40,155,170)

TOTAL NET ASSETS - 100.00%		$995,300,164

Percentages are stated as a percent of net assets.

A Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $1,043,076 or 0.10% of net assets.

B Value was determined using significant unobservable inputs.

C Non-income producing security.

D Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

E Fixed Rate.

F Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of February 29, 2020.

G Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $1,719,098 or 0.17% of net assets. Of this amount, $52,579, $180,865, $323,926, $391,699, $573,707, and $196,322 relate to AmeriLife Group LLC, EyeCare Partners LLC, MED ParentCo LP, Premise Health Holding Corp., Southcross Energy Partners LP, and United PF Holdings LLC, respectively.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

February 29, 2020 (Unaudited)

H Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $55,371,795 or 5.56% of net assets. The Fund has no right to demand registration of these securities.

I The Fund is affiliated by having the same investment advisor.

J 7-day yield.

DIP - Debtor-in-possession.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 29, 2020, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$1,077,495	$-	$23,818		$1,101,313
Warrants	-	-	0	(1)	-
Preferred Stocks	2,070,153	-	-		2,070,153
Bank Loan Obligations(2)	-	870,888,533	8,110,306		878,998,839
Corporate Obligations	-	58,021,140	-		58,021,140
Foreign Corporate Obligations	-	5,705,615	-		5,705,615
Short-Term Investments	89,558,274	-	-		89,558,274

Total Investments in Securities - Assets	$92,705,922	$934,615,288	$8,134,124		$1,035,455,334

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $1,719,098 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 29, 2020, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2019		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 2/29/2020		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$44,777	(1)	$-	$-	$-	$-	$(20,959)	$-	$-	$23,818	(1)	$(124,427)
Warrants	0	(1)	-	-	-	-	-	-	-	0	(1)	-
Bank Loan Obligations	9,791,506		602,041	40,289	11,233	9,568	(2,263,753)	-	-	8,110,306		(2,776,842)

	$9,836,283		$602,041	$40,289	$11,233	$9,568	$(2,284,712)	$-	$-	$8,134,124		$(2,901,269)

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 29, 2020, one common stock and a warrant have been fair valued at $0 by the Valuation Committee. The remaining common stocks valued at $23,818 and bank loan obligations valued at $8,110,306 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Assets:
Investments in unaffiliated securities, at fair value†	$1,217,151,065	$945,897,060
Investments in affiliated securities, at fair value‡	7,672,002	89,558,274
Cash	-	3,802,020
Dividends and interest receivable	17,977,186	6,847,320
Deposits with broker for futures contracts	545,041	-
Receivable for investments sold	24,228,327	57,601,622
Receivable for fund shares sold	3,092,060	1,293,758
Receivable for variation margin on open futures contracts (Note 5)	1,272,697	-
Prepaid expenses	110,172	97,485

Total assets	1,272,048,550	1,105,097,539

Liabilities:
Payable for investments purchased	8,557,551	77,764,119
Payable for fund shares redeemed	20,506,213	28,904,822
Payable for expense reimbursement (Note 2)	14,157	1,880
Dividends payable	677,299	339,553
Unfunded loan commitments	-	1,719,098
Management and sub-advisory fees payable (Note 2)	736,476	590,875
Service fees payable (Note 2)	63,069	79,520
Transfer agent fees payable (Note 2)	82,301	60,513
Custody and fund accounting fees payable	47,863	146,965
Professional fees payable	38,107	60,405
Trustee fees payable (Note 2)	9,328	52,925
Payable for prospectus and shareholder reports	26,583	76,700
Other liabilities	6,738	-

Total liabilities	30,765,685	109,797,375

Net assets	$1,241,282,865	$995,300,164

Analysis of net assets:
Paid-in-capital	$1,312,901,434	$1,146,998,589
Total distributable earnings (deficits)A	(71,618,569)	(151,698,425)

Net assets	$1,241,282,865	$995,300,164

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	SiM High Yield Opportunities Fund		Sound Point Floating Rate Income Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 ClassB		40,240,749	28,631,653

Y Class		79,539,619	56,609,001

Investor Class		7,225,321	11,442,873

A Class		2,404,259	3,949,179

C Class		5,681,018	4,359,689

SP Class		N/A	24,199

Net assets:
R5 ClassB		$369,972,297	271,233,667

Y Class		$730,641,643	536,597,906

Investor Class		$66,184,327	108,212,173

A Class		$22,035,384	37,500,492

C Class		$52,449,214	41,525,669

SP Class	$	N/A	230,257

Net asset value, offering and redemption price per share:
R5 ClassB		$9.19	$9.47

Y Class		$9.19	$9.48

Investor Class		$9.16	$9.46

A Class		$9.17	$9.50

A Class (offering price)		$9.63	$9.74

C Class		$9.23	$9.53

SP Class	$	N/A	$9.52

† Cost of investments in unaffiliated securities		$1,281,249,391	$1,016,943,450
‡ Cost of investments in affiliated securities		$7,672,002	$89,558,274

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.
B Formerly known as Institutional Class.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended February 29, 2020 (Unaudited)

	SiM High Yield Opportunities Fund	Sound Point Floating Rate Income Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$718,673	$–
Dividend income from affiliated securities (Note 8)	179,867	405,951
Interest income	41,702,328	43,764,355

Total investment income	42,600,868	44,170,306

Expenses:
Management and sub-advisory fees (Note 2)	4,578,677	4,134,200
Transfer agent fees:
R5 Class (Note 2)A	92,608	46,331
Y Class (Note 2)	377,724	305,192
Investor Class	2,287	5,088
A Class	1,552	1,256
C Class	1,901	2,363
SP Class	-	25
Custody and fund accounting fees	105,792	245,247
Professional fees	59,434	77,561
Registration fees and expenses	67,868	90,260
Service fees (Note 2):
Investor Class	137,598	286,606
A Class	11,865	11,640
C Class	26,442	17,349
Distribution fees (Note 2):
A Class	29,255	53,240
C Class	273,526	245,226
SP Class	-	319
Prospectus and shareholder report expenses	63,317	63,628
Trustee fees (Note 2)	36,275	68,589
Loan fees (Note 9)	-	40,111
Other expenses	28,718	405,068

Total expenses	5,894,839	6,099,299

Net fees waived and expenses recouped (Note 2)	35,275	-

Net expenses	5,930,114	6,099,299

Net investment income	36,670,754	38,071,007

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesB	(1,816,438)	(36,925,526)
Foreign currency transactions	2,663	-
Futures contracts	(609,936)	-
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesC	(31,132,236)	(3,928,965)
Foreign currency transactions	24,619	-
Futures contracts	417,100	-

Net (loss) from investments	(33,114,228)	(40,854,491)

Net increase (decrease) in net assets resulting from operations	$3,556,526	$(2,783,484)

† Foreign taxes	$23,876	$–
A Formerly known as Institutional Class.
B The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
C The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	SiM High Yield Opportunities Fund		Sound Point Floating Rate Income Fund
	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$36,670,754	$71,478,685	$38,071,007	$115,743,353
Net realized gain (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	(2,423,711)	9,426,476	(36,925,526)	(30,797,997)
Change in net unrealized (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(30,690,517)	(20,278,760)	(3,928,965)	(59,949,986)

Net increase (decrease) in net assets resulting from operations	3,556,526	60,626,401	(2,783,484)	24,995,370

Distributions to shareholders:
Total retained earnings:
R5 ClassA	(11,897,532)	(25,158,278)	(10,580,152)	(25,168,717)
Y Class	(21,954,031)	(37,145,789)	(20,878,191)	(69,601,964)
Investor Class	(2,107,678)	(5,006,310)	(4,875,280)	(23,917,366)
A Class	(672,608)	(1,586,624)	(1,388,101)	(3,256,554)
C Class	(1,370,075)	(3,025,464)	(1,403,876)	(3,309,136)
SP Class	-	-	(8,046)	(34,122)

Net distributions to shareholders	(38,001,924)	(71,922,465)	(39,133,646)	(125,287,859)

Capital share transactions (Note 11):
Proceeds from sales of shares	255,025,544	615,061,422	227,256,327	1,129,880,930
Reinvestment of dividends and distributions	33,929,946	63,566,129	36,730,558	118,529,259
Cost of shares redeemed	(229,725,007)	(613,008,694)	(676,565,302)	(2,008,708,410)

Net increase (decrease) in net assets from capital share transactions	59,230,483	65,618,857	(412,578,417)	(760,298,221)

Net increase (decrease) in net assets	24,785,085	54,322,793	(454,495,547)	(860,590,710)

Net assets:
Beginning of period	1,216,497,780	1,162,174,987	1,449,795,711	2,310,386,421

End of period	$1,241,282,865	$1,216,497,780	$995,300,164	$1,449,795,711

A Formerly known as Institutional Class.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 29, 2020, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended February 29, 2020, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

Effective February 28, 2020, the name of the Institutional Class changed to R5 Class.

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large Institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

SP Class	Retail investors who invest directly through a financial intermediary such as a broker, or through employee directed benefit plans and were formerly shareholders of the Investor Class Shares of the Sound Point Floating Rate Income Fund prior to its reorganization.	$1,000

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services - Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreement with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the applicable Fund’s average daily net assets according to the following schedules:

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

Sound Point Capital Management, LP

All Assets	0.35%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 29, 2020 were as follows:

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,231,152
Sub-Advisor Fees	0.38%	2,347,525

Total	0.73%	$4,578,677

Sound Point Floating Rate Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,067,100
Sub-Advisor Fees	0.35%	2,067,100

Total	0.70%	$4,134,200

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), receives an annual fee of 0.25% of the average daily net assets of the A and SP Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Distributor for distribution assistance.

For all other share classes, the Funds have utilized a “defensive” distribution plan (the “Plan”) pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the use of management fees received by the Manager and/or the investment advisors hired by the Manager for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares from these fees.

Service Plans

The Investor, A and C Classes have each adopted a Service Plan (collectively, the “Plans”). The Plans authorize the payment to the Manager an annual fee up to 0.375% of the average daily net assets of the Investor Class, up to 0.25% of the average daily net assets of the A Class and up to 0.25% of the average daily net assets of

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

the C Class. In addition, the Funds may reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries attributable to Y Class and R5 Class. The Manager or other approved entities may spend such amounts on any activities or expenses primarily intended to result in or relate to the servicing of A Class, C Class, Y Class, R5 Class and Investor Class including, but not limited to, payment of shareholder service fees and transfer agency or sub-transfer agency expenses. The fees will be payable monthly in arrears. The primary expenses expected to be incurred under the Plans are shareholder servicing, record keeping fees and servicing fees paid to financial intermediaries such as plan sponsors and broker-dealers.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 29, 2020, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
SiM High Yield Opportunities	$441,961
Sound Point Floating Rate Income	324,546

As of February 29, 2020, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
SiM High Yield Opportunities	$67,762
Sound Point Floating Rate Income	42,782

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 29, 2020, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
SiM High Yield Opportunities	$10,766
Sound Point Floating Rate Income	23,726

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 29, 2020, the SiM High Yield Opportunities Fund borrowed $2,493,640 for 1 day at an interest rate of 2.16% with interest charges of $148 and the Sound Point Floating Rate Income Fund borrowed on average $20,872,811 for 6 days at an average interest rate of 2.16% with interest charges of $7,415. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended February 29, 2020, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap			Expiration of Reimbursed Expenses
Fund	Class	9/1/2019 - 2/29/2020	Reimbursed Expenses	(Recouped) Expenses
SiM High Yield Opportunities	R5*	0.84%	$43,974	$(79,249)	2022-2023

* Formerly Institutional Class.

Of these amounts, $14,157 and $1,880 were disclosed as a payable to the Manager on the Statements of Assets and Liabilities at February 29, 2020 for the SiM High Yield Opportunities Fund and the Sound Point Floating Rate Income Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee or voluntary reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022 and 2023. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
SiM High Yield Opportunities	$12,941	$–	$–	2019-2020
SiM High Yield Opportunities	66,308	42,200	-	2020-2021
SiM High Yield Opportunities	-	53,922	-	2021-2022
Sound Point Floating Rate Income	-	14,999	3,868	2019-2020
Sound Point Floating Rate Income	-	25,680	-	2020-2021
Sound Point Floating Rate Income	-	62,727	-	2021-2022

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers which may be used to offset distribution related expenses. During the

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

period ended February 29, 2020, there were no fees collected for SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively, from the sale of Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended February 29, 2020, CDSC fees of $7,774 were collected for the Class A Shares Sound Point Floating Rate Income Fund. During the period ended February 29, 2020, there were no CDSC fees collected for the Class A Shares of the SiM High Yield Opportunities Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended February 29, 2020, CDSC fees of $2,107 and $6,912 were collected for the Class C Shares of SiM High Yield Opportunities Fund and Sound Point Floating Rate Income Fund, respectively.

Trustee Fees and Expenses

Effective January 1, 2020, as compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $120,000; (2) meeting attendance fee (for attendance in person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, (c) $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at those meetings. The chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $15,000.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Floating Rate Securities

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

High-Yield Securities

High yield, non-investment grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. High yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in the Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by the Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that a Fund can reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Fund may get only limited information about an issuer, so it may be less able to predict a loss. A Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Restricted securities outstanding during the period ended February 29, 2020 are disclosed in the Notes to the Schedules of Investments.

Inflation-Indexed Bonds

Inflation-indexed securities, also known as “inflation-protected securities,” are fixed income instruments structured such that their interest payments and principal amounts are adjusted to keep up with inflation. In periods of deflation when the inflation rate is declining, the principal value of an inflation-indexed security will be adjusted downward. This will result in a decrease in the interest payments thereon. The U.S. Treasury is obligated to repay at least the original principal value at maturity for inflation-indexed securities issued directly by the U.S. Government. However, inflation-indexed securities of other issuers may or may not have the same principal guarantee and may repay an amount less than the original principal value at maturity. Any increase in the principal amount of an inflation-indexed debt security will be considered ordinary income, even though a Fund will not receive the principal until maturity.

There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. A Fund’s investments in inflation-indexed securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-indexed securities are subject to the risk that the Consumer Price Index for All Urban Consumers (the index used for U.S. Treasury inflation-indexed securities) or other relevant pricing index (such as LIBOR) may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies (“BDCs”), ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in securities of an investment company advised by the Manager or a sub-advisor.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statements of Assets and Liabilities.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

During the period ended February 29, 2020, the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging and exposing cash to markets.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 29, 2020
SiM High Yield Opportunities	$555

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 29, 2020:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$1,269,047	$–	$–	$–	$1,269,047

The effect of financial derivative instruments on the Statements of Operations as of February 29, 2020:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$(609,936)	$–	$–	$–	$(609,936)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$417,100	$–	$–	$–	$417,100

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 29, 2020.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of February 29, 2020:

	Assets	Liabilities
Futures Contracts	$1,269,047	$–

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,269,047	$–

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(1,269,047)	$–

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a loan, may fail, or become less able, to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. A Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and may make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Fund can invest significantly in high yield investments that are considered speculative in nature, this risk may be substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect a Fund’s performance.

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, London Interbank Offered Rate (“LIBOR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Floating rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of a Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Funds’ fixed-income investments typically will fall when interest rates rise. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase or decrease rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Fund at such times may have a significant adverse effect on the Fund’s NAV per share and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The Fund may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Funds once it receives payment on the underlying loan. The Fund will also rely on the financial institution to pursue appropriate remedies against a borrower in the event that the borrower defaults. As such, the Funds may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which the Funds have an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Funds’ ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of the Funds to sell its loan interests at a time when it may otherwise be desirable to do so or may require the Funds to sell them at prices that are less than what the Funds regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. The Funds may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Funds normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Funds may acquire a participation in a loan interest that is held by another party. When the Funds’ loan interest is a participation, the Funds are subject to the risk that the party selling the participation interest will not remit the Funds’ pro rata share of loan payments to the Funds, and the Funds may have less control over the exercise of remedies than the party selling the participation interest.

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants.

In addition, political and governmental events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

A rise in protectionist trade policies, risks associated with the United Kingdom’s departure from the European Union on January 31, 2020 and trade agreement negotiations during the transition period, the risk of a trade dispute between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Funds may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Fundd to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Additionally, during periods of heavy redemptions, the Funds may borrow funds through the interfund credit facility, or from a bank line of credit, which may increase costs. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Unrated Securities Risk

Because the Funds may purchase securities that are not rated by any rating organization, the sub-advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means a Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may be subject to greater liquidity risk and price volatility.

Variable and Floating Rate Securities Risk

The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, the London Interbank Offered Rate (“LIBOR”) or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on floating-rate securities typically decrease. Alternatively, during periods of rising interest rates, the coupons on floating-rate securities typically increase. Changes in the coupons of floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline. Certain types of floating rate instruments may be subject to greater liquidity risk than other debt securities.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2019 remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of February 29, 2020 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,289,135,926	$22,174,724	$(86,506,559)	$(64,331,835)
Sound Point Floating Rate Income	1,106,717,267	2,160,130	(73,422,063)	(71,261,933)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the year ended August 31, 2019, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$–	$4,164,158
Sound Point Floating Rate Income	27,304,887	16,607,335

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 29, 2020 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
SiM High Yield Opportunities	$324,540,841	$256,425,918
Sound Point Floating Rate Income	240,271,361	563,333,907

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 29, 2020 were as follows:

Fund	Type of Transaction	August 31, 2019 Shares/Fair Value	Purchases	Sales	February 29, 2020 Shares/Fair Value	Dividend Income
SiM High Yield Opportunities	Direct	$22,977,485	$276,115,255	$291,420,738	$7,672,002	$179,867
Sound Point Floating Rate Income	Direct	56,313,566	316,505,799	283,261,091	89,558,274	405,951

9.  Borrowing Arrangements

Effective November 14, 2019 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds paid a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 12, 2020, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds paid a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 12, 2020 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 29, 2020, the Sound Point Floating Rate Income Fund borrowed $48,000,000 from the Committed Line for 11 days with interest charges of $40,111 in order to facilitate portfolio liquidity. The amount is recorded as “Loan fees” in the Statements of Operations. At February 29, 2020, Sound Point Floating Rate Income Fund did not have an outstanding balance with either facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 ClassA
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	4,829,035	$45,778,844	15,437,106	$145,112,330
Reinvestment of dividends	1,059,730	9,975,831	2,289,005	21,522,945
Shares redeemed	(7,687,855)	(72,139,175)	(15,814,162)	(148,162,950)

Net increase (decrease) in shares outstanding	(1,799,090)	$(16,384,500)	1,911,949	$18,472,325

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

	Y Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	20,267,630	$191,653,590	45,133,600	$424,531,252
Reinvestment of dividends	2,151,176	20,228,019	3,538,614	33,244,349
Shares redeemed	(12,989,940)	(122,594,268)	(40,780,186)	(382,696,915)

Net increase in shares outstanding	9,428,866	$89,287,341	7,892,028	$75,078,686

	Investor Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,098,972	$10,357,270	3,414,989	$32,164,610
Reinvestment of dividends	207,651	1,947,890	505,270	4,734,555
Shares redeemed	(2,447,377)	(23,059,524)	(4,983,054)	(46,728,940)

Net (decrease) in shares outstanding	(1,140,754)	$(10,754,364)	(1,062,795)	$(9,829,775)

	A Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	362,146	$3,420,504	577,283	$5,426,672
Reinvestment of dividends	63,297	593,991	152,758	1,433,137
Shares redeemed	(538,604)	(5,081,223)	(2,201,657)	(20,442,401)

Net (decrease) in shares outstanding	(113,161)	$(1,066,728)	(1,471,616)	$(13,582,592)

	C Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	401,499	$3,815,336	828,996	$7,826,558
Reinvestment of dividends	125,282	1,184,215	278,665	2,631,143
Shares redeemed	(720,720)	(6,850,817)	(1,591,180)	(14,977,488)

Net (decrease) in shares outstanding	(193,939)	$(1,851,266)	(483,519)	$(4,519,787)

	R5 ClassA
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	8,318,177	$80,194,998	22,285,559	$225,372,595
Reinvestment of dividends	959,965	9,215,968	2,152,580	21,541,216
Shares redeemed	(15,758,768)	(151,131,132)	(27,402,192)	(275,051,558)

Net (decrease) in shares outstanding	(6,480,626)	$(61,720,166)	(2,964,053)	$(28,137,747)

	Y Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	12,896,373	$124,330,310	65,000,408	$656,251,877
Reinvestment of dividends	2,095,672	20,146,909	6,690,163	67,046,668
Shares redeemed	(38,625,762)	(372,235,809)	(113,976,435)	(1,143,163,263)

Net (decrease) in shares outstanding	(23,633,717)	$(227,758,590)	(42,285,864)	$(419,864,718)

American Beacon FundsSM

Notes to Financial Statements

February 29, 2020 (Unaudited)

	Investor Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,374,930	$13,223,535	20,578,393	$208,421,538
Reinvestment of dividends	501,492	4,812,096	2,368,717	23,719,523
Shares redeemed	(12,387,378)	(119,026,920)	(53,493,144)	(534,924,169)

Net (decrease) in shares outstanding	(10,510,956)	$(100,991,289)	(30,546,034)	$(302,783,108)

	A Class
	Six Months Ended February 29, 2020		Year Ended August 31, 2019
	(unaudited)
Sound Point Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	766,999	$7,462,272	1,602,405	$16,254,026
Reinvestment of dividends	141,815	1,365,015	321,531	3,225,741
Shares redeemed	(1,603,647)	(15,468,301)	(3,016,027)	(30,303,854)

Net (decrease) in shares outstanding	(694,833)	$(6,641,014)	(1,092,091)	$(10,824,087)

	C Class
	Six Months Ended February 29, 2020			Year Ended August 31, 2019
	(unaudited)
Sound Point Floating Rate Income Fund	Shares		Amount	Shares	Amount
Shares sold	211,504		$2,045,212	2,315,641	$23,536,919
Reinvestment of dividends	122,452		1,182,812	294,618	2,962,557
Shares redeemed	(1,928,477)		(18,651,363)	(2,468,948)	(24,791,033)

Net increase (decrease) in shares outstanding	(1,594,521)		$(15,423,339)	141,311	$1,708,443

	SP Class
	Six Months Ended February 29, 2020			Year Ended August 31, 2019
	(unaudited)
Sound Point Floating Rate Income Fund	Shares		Amount	Shares	Amount
Shares sold	–	$	–	4,327	$43,975
Reinvestment of dividends	804		7,758	3,335	33,554
Shares redeemed	(5,346)		(51,777)	(47,492)	(474,533)

Net increase in shares outstanding	(4,542)		$(44,019)	(39,830)	$(397,004)

A Formerly known as Institutional Class.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds performance. Management’s evaluation is ongoing and the financial landscape continues to change.

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$9.44		$9.52	$9.61		$9.49		$9.43		$10.35

Income (loss) from investment operations:
Net investment income	0.27		0.59	0.59		0.57		0.59		0.57
Net gains (losses) on investments (both realized and unrealized)	(0.23)		(0.07)	(0.11)		0.13		0.05		(0.65)

Total income (loss) from investment operations	0.04		0.52	0.48		0.70		0.64		(0.08)

Less distributions:
Dividends from net investment income	(0.29)		(0.60)	(0.55)		(0.53)		(0.52)		(0.55)
Distributions from net realized gains	–		–	–		–		–		(0.29)
Tax return of capital	–		–	(0.02	)B	(0.05	)B	(0.06	)B	–

Total distributions	(0.29)		(0.60)	(0.57)		(0.58)		(0.58)		(0.84)

Redemption fees added to beneficial interests	–		–	–		–		0.00	C	0.00	C

Net asset value, end of period	$9.19		$9.44	$9.52		$9.61		$9.49		$9.43

Total returnD	0.34	%E	5.65%	5.13%		7.51%		7.28%		(0.78)%

Ratios and supplemental data:
Net assets, end of period	$369,972,297		$396,916,950	$382,074,042		$355,492,590		$419,036,240		$230,287,454
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.82	%F	0.83%	0.87%		0.85%		0.91%		0.88%
Expenses, net of reimbursements or recoupments	0.84	%F	0.84%	0.84%		0.84%		0.84%		0.84%
Net investment income, before expense reimbursements or recoupments	5.86	%F	6.31%	5.91%		6.00%		6.30%		5.38%
Net investment income, net of reimbursements or recoupments	5.84	%F	6.30%	5.94%		6.01%		6.37%		5.41%
Portfolio turnover rate	21	%E	44%	51%		50%		57%		43%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$9.43		$9.51	$9.60		$9.48		$9.42		$10.34

Income (loss) from investment operations:
Net investment income	0.27		0.59	0.59		0.58		0.59		0.53
Net gains (losses) on investments (both realized and unrealized)	(0.23)		(0.08)	(0.11)		0.11		0.05		(0.62)

Total income (loss) from investment operations	0.04		0.51	0.48		0.69		0.64		(0.09)

Less distributions:
Dividends from net investment income	(0.28)		(0.59)	(0.55)		(0.52)		(0.52)		(0.54)
Distributions from net realized gains	–		–	–		–		–		(0.29)
Tax return of capital	–		–	(0.02	)A	(0.05	)A	(0.06	)A	–

Total distributions	(0.28)		(0.59)	(0.57)		(0.57)		(0.58)		(0.83)

Redemption fees added to beneficial interests	–		–	–		–		0.00	B	0.00	B

Net asset value, end of period	$9.19		$9.43	$9.51		$9.60		$9.48		$9.42

Total returnC	0.43	%D	5.58%	5.09%		7.46%		7.21%		(0.87)%

Ratios and supplemental data:
Net assets, end of period	$730,641,643		$661,486,121	$591,845,939		$577,349,417		$446,395,255		$300,014,547
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.88	%E	0.91%	0.88%		0.89%		0.91%		0.91%
Expenses, net of reimbursements or recoupments	0.88	%E	0.91%	0.88%		0.89%		0.91%		0.93%
Net investment income, before expense reimbursements or recoupments	5.81	%E	6.23%	5.90%		5.93%		6.28%		5.32%
Net investment income, net of reimbursements or recoupments	5.81	%E	6.23%	5.90%		5.93%		6.29%		5.30%
Portfolio turnover rate	21	%D	44%	51%		50%		57%		43%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$9.41		$9.49	$9.58		$9.45		$9.40		$10.32

Income (loss) from investment operations:
Net investment income	0.22		0.54	0.51		0.53		0.50		0.50
Net gains (losses) on investments (both realized and unrealized)	(0.20)		(0.05)	(0.06)		0.15		0.10		(0.61)

Total income (loss) from investment operations	0.02		0.49	0.45		0.68		0.60		(0.11)

Less distributions:
Dividends from net investment income	(0.27)		(0.57)	(0.52)		(0.51)		(0.49)		(0.52)
Distributions from net realized gains	–		–	–		–		–		(0.29)
Tax return of capital	–		–	(0.02	)A	(0.04	)A	(0.06	)A	–

Total distributions	(0.27)		(0.57)	(0.54)		(0.55)		(0.55)		(0.81)

Redemption fees added to beneficial interests	–		–	–		–		0.00	B	0.00	B

Net asset value, end of period	$9.16		$9.41	$9.49		$9.58		$9.45		$9.40

Total returnC	0.17	%D	5.32%	4.81%		7.31%		6.82%		(1.14)%

Ratios and supplemental data:
Net assets, end of period	$66,184,327		$78,700,798	$89,459,142		$115,679,739		$129,503,495		$196,928,349
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.16	%E	1.15%	1.14%		1.13%		1.17%		1.19%
Expenses, net of reimbursements or recoupments	1.16	%E	1.15%	1.14%		1.13%		1.18%		1.19%
Net investment income, before expense reimbursements or recoupments	5.52	%E	5.98%	5.62%		5.70%		5.97%		5.05%
Net investment income, net of reimbursements or recoupments	5.52	%E	5.98%	5.62%		5.70%		5.96%		5.05%
Portfolio turnover rate	21	%D	44%	51%		50%		57%		43%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$9.41		$9.53	$9.61		$9.49		$9.43		$10.36

Income (loss) from investment operations:
Net investment income	0.25		0.47	0.48		0.55		0.54		0.49
Net gains (losses) on investments (both realized and unrealized)	(0.22)		(0.02)	(0.01)		0.11		0.07		(0.62)

Total income (loss) from investment operations	0.03		0.45	0.47		0.66		0.61		(0.13)

Less distributions:
Dividends from net investment income	(0.27)		(0.57)	(0.53)		(0.50)		(0.49)		(0.51)
Distributions from net realized gains	–		–	–		–		–		(0.29)
Tax return of capital	–		–	(0.02	)A	(0.04	)A	(0.06	)A	–

Total distributions	(0.27)		(0.57)	(0.55)		(0.54)		(0.55)		(0.80)

Redemption fees added to beneficial interests	–		–	–		–		0.00	B	0.00	B

Net asset value, end of period	$9.17		$9.41	$9.53		$9.61		$9.49		$9.43

Total returnC	0.29	%D	4.85%	5.00%		7.12%		6.87%		(1.27)%

Ratios and supplemental data:
Net assets, end of period	$22,035,384		$23,694,436	$37,998,012		$84,955,157		$79,917,424		$81,147,262
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.14	%E	1.17%	1.07%		1.20%		1.23%		1.22%
Expenses, net of reimbursements or recoupments	1.14	%E	1.17%	1.07%		1.20%		1.24%		1.24%
Net investment income, before expense reimbursements or recoupments	5.54	%E	5.94%	5.65%		5.62%		5.99%		5.01%
Net investment income, net of reimbursements or recoupments	5.54	%E	5.94%	5.65%		5.62%		5.98%		4.99%
Portfolio turnover rate	21	%D	44%	51%		50%		57%		43%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$9.48		$9.56	$9.65		$9.53		$9.47		$10.40

Income (loss) from investment operations:
Net investment income	0.22		0.49	0.48		0.47		0.48		0.42
Net gains (losses) on investments (both realized and unrealized)	(0.23)		(0.07)	(0.09)		0.12		0.06		(0.62)

Total income (loss) from investment operations	(0.01)		0.42	0.39		0.59		0.54		(0.20)

Less distributions:
Dividends from net investment income	(0.24)		(0.50)	(0.47)		(0.43)		(0.43)		(0.44)
Distributions from net realized gains	–		–	–		–		–		(0.29)
Tax return of capital	–		–	(0.01	)A	(0.04	)A	(0.05	)A	–

Total distributions	(0.24)		(0.50)	(0.48)		(0.47)		(0.48)		(0.73)

Redemption fees added to beneficial interests	–		–	–		–		0.00	B	0.00	B

Net asset value, end of period	$9.23		$9.48	$9.56		$9.65		$9.53		$9.47

Total returnC	(0.17	)%D	4.54%	4.08%		6.33%		6.08%		(1.98)%

Ratios and supplemental data:
Net assets, end of period	$52,449,214		$55,699,475	$60,797,852		$69,698,961		$73,668,689		$73,213,378
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.88	%E	1.89%	1.85%		1.94%		1.97%		1.97%
Expenses, net of reimbursements or recoupments	1.88	%E	1.89%	1.85%		1.94%		1.99%		1.99%
Net investment income, before expense reimbursements or recoupments	4.80	%E	5.24%	4.93%		4.90%		5.26%		4.26%
Net investment income, net of reimbursements or recoupments	4.80	%E	5.24%	4.93%		4.90%		5.25%		4.24%
Portfolio turnover rate	21	%D	44%	51%		50%		57%		43%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share. Effective December 29, 2016, the redemption fee was terminated by the Trust’s Board of Trustees.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019	2018	2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$9.79		$10.28	$10.35	$10.20	$10.38		$10.49

Income (loss) from investment operations:
Net investment income	0.29		0.56	0.53	0.46	0.51		0.52	B
Net gains (losses) on investments (both realized and unrealized)	(0.30)		(0.44)	(0.05)	0.18	(0.10)		0.06

Total income (loss) from investment operations	(0.01)		0.12	0.48	0.64	0.41		0.58

Less distributions:
Dividends from net investment income	(0.31)		(0.61)	(0.52)	(0.47)	(0.55)		(0.52)
Distributions from net realized gains	–		–	(0.03)	(0.02)	(0.04)		(0.17)

Total distributions	(0.31)		(0.61)	(0.55)	(0.49)	(0.59)		(0.69)

Net asset value, end of period	$9.47		$9.79	$10.28	$10.35	$10.20		$10.38

Total returnC	0.08	%D	1.77%	4.71%	6.37%	4.12%		5.75%

Ratios and supplemental data:
Net assets, end of period	$271,233,667		$343,916,230	$391,526,212	$231,445,512	$63,147,618		$42,903,291
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.91	%E	0.84%	0.82%	0.85%	1.26%		1.88%
Expenses, net of reimbursements or recoupments	0.91	%E	0.84%	0.84%	0.84%	0.92	%F	0.90%
Net investment income, before expense reimbursements or recoupments	6.59	%E	6.10%	5.16%	4.51%	4.78%		4.06%
Net investment income, net of reimbursements or recoupments	6.59	%E	6.10%	5.14%	4.52%	5.12%		5.04%
Portfolio turnover rate	22	%D	58%	69%	86%	168%		196%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to pre-adoption expenses.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 29, 2020		Year Ended August 31,			December 11, 2015A to August 31, 2016

			2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.80		$10.29	$10.36	$10.21	$10.34

Income (loss) from investment operations:
Net investment income	0.27		0.54	0.52	0.46	0.53
Net gains (losses) on investments (both realized and unrealized)	(0.28)		(0.42)	(0.04)	0.17	(0.09)

Total income (loss) from investment operations	(0.01)		0.12	0.48	0.63	0.44

Less distributions:
Dividends from net investment income	(0.31)		(0.61)	(0.52)	(0.46)	(0.53)
Distributions from net realized gains	–		–	(0.03)	(0.02)	(0.04)

Total distributions	(0.31)		(0.61)	(0.55)	(0.48)	(0.57)

Net asset value, end of period	$9.48		$9.80	$10.29	$10.36	$10.21

Total returnB	0.04	%C	1.68%	4.68%	6.27%	4.37	%C

Ratios and supplemental data:
Net assets, end of period	$536,597,906		$786,638,267	$1,260,705,246	$507,077,617	$22,952,034
Ratios to average net assets:
Expenses, before reimbursements or recoupments	0.96	%D	0.90%	0.88%	0.92%	1.42	%D
Expenses, net of reimbursements or recoupments	0.96	%D	0.90%	0.88%	0.93%	0.94	%D
Net investment income, before expense reimbursements or recoupments	6.51	%D	5.99%	5.13%	4.43%	4.64	%D
Net investment income, net of reimbursements or recoupments	6.51	%D	5.99%	5.13%	4.42%	5.11	%D
Portfolio turnover rate	22	%C	58%	69%	86%	168	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from December 11, 2015 through August 31, 2016 and is not annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2020		Year Ended August 31,			December 11, 2015A to August 31, 2016

			2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.78		$10.26	$10.33	$10.18	$10.33

Income (loss) from investment operations:
Net investment income	0.21		0.49	0.50	0.46	0.50
Net gains (losses) on investments (both realized and unrealized)	(0.23)		(0.40)	(0.04)	0.15	(0.09)

Total income (loss) from investment operations	(0.02)		0.09	0.46	0.61	0.41

Less distributions:
Dividends from net investment income	(0.30)		(0.57)	(0.50)	(0.44)	(0.52)
Distributions from net realized gains	–		–	(0.03)	(0.02)	(0.04)

Total distributions	(0.30)		(0.57)	(0.53)	(0.46)	(0.56)

Net asset value, end of period	$9.46		$9.78	$10.26	$10.33	$10.18

Total returnB	(0.11	)%C	1.38%	4.51%	6.12%	4.16	%C

Ratios and supplemental data:
Net assets, end of period	$108,212,173		$214,702,538	$538,668,514	$129,817,379	$3,641,581
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.24	%D	1.22%	1.04%	1.07%	1.31	%D
Expenses, net of reimbursements or recoupments	1.24	%D	1.22%	1.04%	1.09%	1.22	%D
Net investment income, before expense reimbursements or recoupments	6.22	%D	5.60%	5.02%	4.24%	4.26	%D
Net investment income, net of reimbursements or recoupments	6.22	%D	5.60%	5.02%	4.22%	4.35	%D
Portfolio turnover rate	22	%C	58%	69%	86%	168	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from December 11, 2015 through August 31, 2016 and is not annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 29, 2020		Year Ended August 31,			December 11, 2015A to August 31, 2016

			2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.82		$10.28	$10.35	$10.20	$10.33

Income (loss) from investment operations:
Net investment income	0.28		0.56	0.49	0.42	0.51
Net gains (losses) on investments (both realized and unrealized)	(0.30)		(0.44)	(0.04)	0.17	(0.10)

Total income (loss) from investment operations	(0.02)		0.12	0.45	0.59	0.41

Less distributions:
Dividends from net investment income	(0.30)		(0.58)	(0.49)	(0.42)	(0.50)
Distributions from net realized gains	–		–	(0.03)	(0.02)	(0.04)

Total distributions	(0.30)		(0.58)	(0.52)	(0.44)	(0.54)

Net asset value, end of period	$9.50		$9.82	$10.28	$10.35	$10.20

Total returnB	(0.06	)%C	1.53%	4.39%	5.92%	4.13	%C

Ratios and supplemental data:
Net assets, end of period	$37,500,492		$45,602,098	$58,987,550	$32,450,342	$6,849,306
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.17	%D	1.13%	1.13%	1.22%	1.67	%D
Expenses, net of reimbursements or recoupments	1.17	%D	1.13%	1.14%	1.24%	1.24	%D
Net investment income, before expense reimbursements or recoupments	6.32	%D	5.80%	4.85%	4.07%	4.51	%D
Net investment income, net of reimbursements or recoupments	6.32	%D	5.80%	4.84%	4.04%	4.93	%D
Portfolio turnover rate	22	%C	58%	69%	86%	168	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from December 11, 2015 through August 31, 2016 and is not annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 29, 2020		Year Ended August 31,			December 11, 2015A to August 31, 2016

			2019	2018	2017

	(unaudited)
Net asset value, beginning of period	$9.85		$10.29	$10.35	$10.21	$10.33

Income (loss) from investment operations:
Net investment income	0.26		0.51	0.42	0.35	0.45
Net gains (losses) on investments (both realized and unrealized)	(0.32)		(0.44)	(0.04)	0.16	(0.08)

Total income (loss) from investment operations	(0.06)		0.07	0.38	0.51	0.37

Less distributions:
Dividends from net investment income	(0.26)		(0.51)	(0.41)	(0.35)	(0.45)
Distributions from net realized gains	–		–	(0.03)	(0.02)	(0.04)

Total distributions	(0.26)		(0.51)	(0.44)	(0.37)	(0.49)

Net asset value, end of period	$9.53		$9.85	$10.29	$10.35	$10.21

Total returnB	(0.44	)%C	0.67%	3.73%	5.03%	3.67	%C

Ratios and supplemental data:
Net assets, end of period	$41,525,669		$58,653,731	$59,792,915	$31,434,098	$3,040,244
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.94	%D	1.90%	1.88%	1.97%	2.55	%D
Expenses, net of reimbursements or recoupments	1.94	%D	1.90%	1.88%	1.99%	1.99	%D
Net investment income, before expense reimbursements or recoupments	5.54	%D	5.07%	4.10%	3.31%	3.50	%D
Net investment income, net of reimbursements or recoupments	5.54	%D	5.07%	4.10%	3.29%	4.06	%D
Portfolio turnover rate	22	%C	58%	69%	86%	168	%E

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Portfolio turnover rate is for the period from December 11, 2015 through August 31, 2016 and is not annualized.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	SP ClassA
	Six Months Ended February 29, 2020		Year Ended August 31,

			2019		2018	2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$9.84		$10.30		$10.36	$10.19		$10.38		$10.49

Income from investment operations:
Net investment income	0.29	B	0.58	B	0.49	0.25	B	0.30		0.43	B
Net gains (losses) on investments (both realized and unrealized)	(0.32)		(0.46)		(0.03)	0.37		0.07		0.12

Total income (loss) from investment operations	(0.03)		0.12		0.46	0.62		0.37		0.55

Less distributions:
Dividends from net investment income	(0.29)		(0.58)		(0.49)	(0.43)		(0.52)		(0.49)
Distributions from net realized gains	–		–		(0.03)	(0.02)		(0.04)		(0.17)

Total distributions	(0.29)		(0.58)		(0.52)	(0.45)		(0.56)		(0.66)

Net asset value, end of period	$9.52		$9.84		$10.30	$10.36		$10.19		$10.38

Total returnC	(0.16	)%D	1.40%		4.49%	6.13%		3.70%		5.53%

Ratios and supplemental data:
Net assets, end of period	$230,257		$282,847		$705,984	$785,649		$11,651,032		$125,577
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.42	%E	1.06%		1.04%	1.08%		1.49%		1.74%
Expenses, net of reimbursements or recoupments	1.42	%E	1.15%		1.15%	1.12%		1.19	%F	1.15%
Net investment income, before expense reimbursements or recoupments	6.06	%E	5.83%		4.86%	4.25%		4.01%		3.59%
Net investment income, net of reimbursements or recoupments	6.06	%E	5.74%		4.75%	4.21%		4.30%		4.18%
Portfolio turnover rate	22	%D	58%		69%	86%		168%		196%

A	Prior to the reorganization on December 11, 2015, the SP Class was known as the Investor Class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to pre-adoption expenses.

See accompanying notes

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To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com, approximately sixty days after the end of each quarter for the Sound Point Floating Rate Income Fund and twenty days after the end of each month for the SiM High Yield Opportunities Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon SiM High Yield Opportunities Fund and American Beacon Sound Point Floating Rate Income Fund are service marks of American Beacon Advisors, Inc.

SAR 2/20

ITEM 2. CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the "Code"). The Trust amended its code August 19, 2019 to disclose the addition of the American Beacon Sound Point Enhanced Income Fund, American Beacon Apollo Total Return Fund and American Beacon Sound Point Alternative Lending Fund and to disclose a change to limit the value of gifts received by the principal officer or financial officer to $100. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees has determined that Gilbert G. Alvarado and Claudia Holz, members of the Trust's Audit and Compliance Committee, are "audit committee financial experts" as defined in Form N- CSR. Mr. Gilbert Alvarado and Ms. Claudia Holz are "independent" as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b)The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.

President

American Beacon Funds

Date: May 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.	By /s/ Melinda G. Heika

Gene L. Needles, Jr.	Melinda G. Heika
President	Treasurer
American Beacon Funds	American Beacon Funds
Date: May 4, 2020	Date: May 4, 2020